UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2018                (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 63.5%
Consumer Discretionary - 9.6%
888 Holdings PLC (Gibraltar)	21,500	$81,389
Accent Group, Ltd. (Australia)	93,300	91,460
Amazon.com, Inc.*	2,280	3,299,935
AMC Networks, Inc., Class A*,1	1,700	87,890
Aoyama Trading Co., Ltd. (Japan)	1,300	51,082
Aptiv PLC (United Kingdom)	3,720	316,088
Aramark	3,100	122,636
Bellway PLC (United Kingdom)	300	12,839
Beneteau, S.A. (France)	4,800	104,568
Best Buy Co., Inc.	1,420	99,386
BorgWarner, Inc.	5,780	290,329
Burlington Stores, Inc.*	6,240	830,856
Cable One, Inc.	570	391,653
Canon Marketing Japan, Inc. (Japan)	300	8,116
Carter’s, Inc.	1,760	183,216
Chipotle Mexican Grill, Inc.*,1	675	218,099
Choice Hotels International, Inc.	1,840	147,476
Comcast Corp., Class A	18,685	638,467
CTS Eventim AG & Co. KGaA (Germany)	1,200	56,254
De’ Longhi S.P.A. (Italy)	100	2,968
Dollar Tree, Inc.*	4,680	444,132
Domino’s Pizza, Inc.	720	168,163
Dunkin’ Brands Group, Inc.[1]	2,590	154,597
EDION Corp. (Japan)	5,500	63,586
Exedy Corp. (Japan)	3,200	101,250
Harley-Davidson, Inc.[1]	2,360	101,197
Hilton Worldwide Holdings, Inc.	9,285	731,287
HIS Co., Ltd. (Japan)	400	14,572
The Home Depot, Inc.	10,045	1,790,421
The Interpublic Group of Cos., Inc.	8,690	200,131
John Menzies PLC (United Kingdom)	4,000	35,288
Kadokawa Dwango Corp. (Japan)	4,500	46,561
Kindred Group PLC, SDR (Malta)	3,100	42,531
Liberty Interactive Corp. QVC Group, Class A*	11,085	279,009
Liberty Media Corp.-Liberty Formula One, Class C*	1,850	57,073
Live Nation Entertainment, Inc.*	1,630	68,688
Lululemon Athletica, Inc. (Canada)*	2,100	187,152
Macy’s, Inc.	3,785	112,566
The Madison Square Garden Co., Class A*	970	238,426
Marriott International, Inc., Class A	4,440	603,751
McDonald’s Corp.	5,200	813,176

	Shares	Value
Michael Kors Holdings, Ltd. (United Kingdom)*	9,440	$586,035
Misawa Homes Co., Ltd. (Japan)	12,000	100,236
Moncler S.P.A. (Italy)	200	7,612
N Brown Group PLC (United Kingdom)	13,400	33,182
Netflix, Inc.*	3,840	1,134,144
Omnicom Group, Inc.	2,300	167,141
Polaris Industries, Inc.[1]	1,885	215,870
Proto Corp. (Japan)	800	12,476
Ralph Lauren Corp.	3,435	384,033
Redrow PLC (United Kingdom)	6,500	54,313
Ross Stores, Inc.	8,120	633,198
Royal Caribbean Cruises, Ltd.	2,380	280,221
Sanoma OYJ (Finland)	8,600	100,993
Service Corp. International	5,460	206,060
Sirius XM Holdings, Inc.	36,585	228,290
Six Flags Entertainment Corp.[1]	1,180	73,467
Skechers U.S.A., Inc., Class A*	3,540	137,671
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	53,532
SSP Group PLC (United Kingdom)	400	3,436
Target Corp.	4,295	298,202
Thule Group AB (Sweden)[2]	2,000	43,417
Time Warner, Inc.	1,910	180,648
Tokai Rika Co., Ltd. (Japan)	1,800	36,719
Toll Brothers, Inc.	3,630	156,998
Tupperware Brands Corp.	1,340	64,829
VF Corp.	4,020	297,962
Viacom, Inc., Class B	1,750	54,355
Wacoal Holdings Corp. (Japan)	1,500	43,531
Xinyi Glass Holdings, Ltd. (Hong Kong)	24,000	36,532
Total Consumer Discretionary		18,913,367
Consumer Staples - 4.2%
a2 Milk Co., Ltd. (New Zealand)*	18,100	163,673
Altria Group, Inc.	7,625	475,190
Archer-Daniels-Midland Co.	9,070	393,366
Brown-Forman Corp., Class B	12,443	676,899
The Coca-Cola Co.	11,535	500,965
Colgate-Palmolive Co.	3,730	267,366
Conagra Brands, Inc.	14,790	545,455
Constellation Brands, Inc., Class A	3,650	831,908
CVS Health Corp.	940	58,477
Edgewell Personal Care Co.*	2,835	138,405
The Estee Lauder Cos., Inc., Class A	635	95,072
Flowers Foods, Inc.	7,530	164,606

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.2% (continued)
Kimberly-Clark Corp.	1,540	$169,600
La Doria S.P.A. (Italy)	1,400	21,203
Lamb Weston Holdings, Inc.	12,915	751,911
Oriflame Holding AG (Switzerland)	100	4,810
Origin Enterprises PLC (Ireland)	8,300	54,638
PepsiCo, Inc.	6,460	705,109
Philip Morris International, Inc.	3,700	367,780
The Procter & Gamble Co.	8,420	667,538
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd. (Israel)	1,600	80,709
Salmar A.S.A. (Norway)	1,600	65,881
Stock Spirits Group PLC (United Kingdom)	23,500	81,932
Sysco Corp.	12,090	724,917
Walmart, Inc.	3,860	343,424
Total Consumer Staples		8,350,834
Energy - 2.8%
Anadarko Petroleum Corp.	2,800	169,148
Apache Corp.	3,150	121,212
Baker Hughes, a GE Co.[1]	2,810	78,034
Beach Energy, Ltd. (Australia)	9,200	8,767
Cabot Oil & Gas Corp.	12,040	288,719
Chevron Corp.	5,335	608,403
ConocoPhillips	8,265	490,032
Devon Energy Corp.	8,950	284,521
EOG Resources, Inc.	920	96,848
Exxon Mobil Corp.	13,035	972,541
Gaztransport Et Technigaz, S.A. (France)	800	50,157
Halliburton Co.	6,180	290,089
Japan Petroleum Exploration Co., Ltd. (Japan)	2,800	63,719
Laredo Petroleum, Inc.*	9,150	79,697
Marathon Petroleum Corp.	2,720	198,859
National Oilwell Varco, Inc.	4,890	180,001
Noble Corp. PLC (United Kingdom)*	16,620	61,660
Occidental Petroleum Corp.	3,100	201,376
Ocean Yield A.S.A. (Norway)	2,700	22,786
ONEOK, Inc.	3,520	200,358
Pioneer Natural Resources Co.	745	127,976
RPC, Inc.[1]	14,330	258,370
Subsea 7, S.A. (United Kingdom)	2,800	36,041
Valero Energy Corp.	2,940	272,744
Whitehaven Coal, Ltd. (Australia)	19,800	68,683
Whiting Petroleum Corp.*	3,000	101,520

	Shares	Value
The Williams Cos., Inc.	8,830	$219,514
Total Energy		5,551,775
Financials - 7.9%
The Allstate Corp.	5,550	526,140
American Financial Group, Inc.	640	71,821
Ameriprise Financial, Inc.	6,070	897,996
Aspen Insurance Holdings, Ltd. (Bermuda)	3,540	158,769
Associated Banc-Corp.	7,100	176,435
Assured Guaranty, Ltd. (Bermuda)	6,240	225,888
Banca Mediolanum S.P.A. (Italy)	1,300	11,358
Banca Popolare Di Sondrio SCARL (Italy)	3,900	15,449
Bank of America Corp.	28,255	847,367
Berkshire Hathaway, Inc., Class B*	5,330	1,063,228
BlackRock, Inc.	320	173,350
Cembra Money Bank AG (Switzerland)	850	75,546
Chesnara PLC (United Kingdom)	1,500	8,208
Citizens Financial Group, Inc.	3,520	147,770
CME Group, Inc.	935	151,227
Comerica, Inc.	2,330	223,517
Commerce Bancshares, Inc.	4,043	242,216
Corp. Financiera Alba, S.A. (Spain)	1,700	102,836
Cullen/Frost Bankers, Inc.	1,120	118,798
Dah Sing Financial Holdings, Ltd. (Hong Kong)	9,400	59,777
Deutsche Pfandbriefbank AG (Germany)[2]	7,100	111,943
Discover Financial Services	855	61,500
Eaton Vance Corp.	7,260	404,164
esure Group PLC (United Kingdom)	1,000	3,045
Federated Investors, Inc., Class B	3,380	112,892
Fifth Third Bancorp	8,240	261,620
FinecoBank Banca Fineco S.P.A. (Italy)	900	10,833
Franklin Resources, Inc.	7,205	249,869
Interactive Brokers Group, Inc., Class A	780	52,447
Invesco, Ltd.	4,150	132,842
Japan Securities Finance Co., Ltd. (Japan)	19,700	122,104
JPMorgan Chase & Co.	11,538	1,268,834
kabu.com Securities Co., Ltd. (Japan)	11,600	40,480
Lincoln National Corp.	5,150	376,259
LPL Financial Holdings, Inc.	1,880	114,812
M&T Bank Corp.	1,130	208,327
Marusan Securities Co., Ltd. (Japan)	11,500	110,376
Moody’s Corp.	2,735	441,155
MSCI, Inc.	1,240	185,343
Navient Corp.	7,500	98,400

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.9% (continued)
Northern Trust Corp.	6,350	$654,875
Plus500, Ltd. (Israel)	8,400	134,597
ProAssurance Corp.	2,110	102,441
The Progressive Corp.	9,980	608,081
Prudential Financial, Inc.	1,770	183,283
Regions Financial Corp.	12,230	227,233
S&P Global, Inc.	3,320	634,319
SEI Investments Co.	1,430	107,121
Signature Bank*	740	105,043
SpareBank 1 Nord Norge (Norway)	7,500	59,602
State Street Corp.	3,430	342,074
SunTrust Banks, Inc.	5,715	388,849
SVB Financial Group*	500	120,005
T Rowe Price Group, Inc.	950	102,572
TD Ameritrade Holding Corp.	13,470	797,828
Topdanmark A/S (Denmark)*	2,500	118,044
Torchmark Corp.	1,480	124,572
US Bancorp	6,565	331,532
Waddell & Reed Financial, Inc., Class A	12,210	246,764
Wells Fargo & Co.	9,920	519,907
White Mountains Insurance Group, Ltd.	110	90,477
Total Financials		15,664,160
Health Care - 7.8%
AbbVie, Inc.	6,180	584,937
ABIOMED, Inc.*	1,060	308,449
ACADIA Pharmaceuticals, Inc.*,1	2,895	65,051
Aetna, Inc.	1,775	299,975
Align Technology, Inc.*	310	77,850
Amgen, Inc.	415	70,749
Baxter International, Inc.	8,743	568,729
BioGaia AB, Class B (Sweden)	800	40,399
Bio-Techne Corp.	2,280	344,371
Bristol-Myers Squibb Co.	1,660	104,995
Bruker Corp.	15,465	462,713
Centene Corp.*	9,030	965,036
Cigna Corp.	810	135,869
Eli Lilly & Co.	5,370	415,477
Exelixis, Inc.*	11,920	264,028
Express Scripts Holding Co.*	900	62,172
Gilead Sciences, Inc.	4,915	370,542
Hill-Rom Holdings, Inc.	5,420	471,540
Humana, Inc.	1,410	379,050

	Shares	Value
IDEXX Laboratories, Inc.*	6,100	$1,167,479
Indivior PLC (United Kingdom)*	13,400	76,599
Johnson & Johnson	5,395	691,369
Kaken Pharmaceutical Co., Ltd. (Japan)	200	11,845
KYORIN Holdings, Inc. (Japan)	4,800	90,689
McKesson Corp.	690	97,200
Medtronic PLC (Ireland)	1,690	135,572
Merck & Co., Inc.	13,885	756,316
Mettler-Toledo International, Inc.*	100	57,503
Neurocrine Biosciences, Inc.*	8,895	737,662
Paramount Bed Holdings Co., Ltd. (Japan)	1,500	76,241
Perrigo Co. PLC (Ireland)	4,425	368,780
Pfizer, Inc.	11,437	405,899
Regeneron Pharmaceuticals, Inc.*	860	296,150
Ship Healthcare Holdings, Inc. (Japan)	1,500	53,283
Toho Holdings Co., Ltd. (Japan)	5,200	123,531
UnitedHealth Group, Inc.	6,540	1,399,560
Varian Medical Systems, Inc.*	5,285	648,205
Veeva Systems, Inc., Class A*	8,760	639,655
Vertex Pharmaceuticals, Inc.*	3,055	497,904
WellCare Health Plans, Inc.*	3,665	709,654
ZERIA Pharmaceutical Co., Ltd. (Japan)	700	14,140
Zoetis, Inc.	4,300	359,093
Total Health Care		15,406,261
Industrials - 7.7%
3M Co.	4,945	1,085,526
Aida Engineering, Ltd. (Japan)	7,500	91,939
Air New Zealand, Ltd. (New Zealand)	12,500	29,290
Allison Transmission Holdings, Inc.	11,825	461,884
Amadeus Fire AG (Germany)	500	55,862
Biesse S.P.A. (Italy)	300	17,814
The Boeing Co.	4,370	1,432,836
Brunel International, N.V. (Netherlands)	900	16,513
Caterpillar, Inc.	9,925	1,462,746
Cintas Corp.	1,940	330,925
Copa Holdings, S.A., Class A (Panama)	950	122,199
Costain Group PLC (United Kingdom)	14,700	95,799
Cummins, Inc.	1,660	269,069
Daetwyler Holding AG (Switzerland)	30	5,738
Dart Group PLC (United Kingdom)	5,100	59,599
Eaton Corp. PLC	870	69,522
Emerson Electric Co.	790	53,957
Enav S.P.A. (Italy)[2]	5,100	27,225

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 7.7% (continued)
Expeditors International of Washington, Inc.	7,120	$450,696
FACC AG (Austria)*	2,400	66,120
FedEx Corp.	560	134,462
Flowserve Corp.	2,050	88,827
Fluor Corp.	2,490	142,478
Fortive Corp.	1,410	109,303
Galliford Try PLC (United Kingdom)[1]	1,700	19,978
GATX Corp.[1]	1,040	71,230
General Electric Co.	10,300	138,844
Go-Ahead Group PLC (United Kingdom)	5,000	123,185
Graco, Inc.	1,660	75,895
HD Supply Holdings, Inc.*	9,291	352,549
Honeywell International, Inc.	2,050	296,245
Hopewell Holdings, Ltd. (Hong Kong)	22,700	87,001
Inabata & Co., Ltd. (Japan)	600	9,017
Ingersoll-Rand PLC	710	60,712
Itoki Corp. (Japan)	6,500	41,950
Kanematsu Corp. (Japan)	2,900	39,117
KAR Auction Services, Inc.	2,370	128,454
Kokuyo Co., Ltd. (Japan)	1,100	21,390
Komori Corp. (Japan)	7,600	96,516
Kyodo Printing Co., Ltd. (Japan)	3,400	105,264
Landstar System, Inc.	4,820	528,513
Lockheed Martin Corp.	1,500	506,895
Meitec Corp (Japan)	300	16,434
Mersen, S.A. (France)	2,400	109,308
Morgan Advanced Materials PLC (United Kingdom)	4,200	18,762
Mota-Engil SGPS, S.A. (Portugal)	26,000	104,539
Namura Shipbuilding Co., Ltd. (Japan)	8,200	46,134
Nolato AB, Class B (Sweden)	950	69,570
Northrop Grumman Corp.	410	143,139
OC Oerlikon Corp. AG (Switzerland)	3,200	56,562
Okumura Corp. (Japan)	400	15,637
Old Dominion Freight Line, Inc.	1,910	280,713
Oshkosh Corp.	980	75,725
Rheinmetall AG (Germany)	100	14,194
Robert Half International, Inc.	5,690	329,394
Rockwell Automation, Inc.	4,775	831,805
Rockwool International A/S, Class B (Denmark)	220	65,535
Sojitz Corp. (Japan)	2,700	8,612
Spirit AeroSystems Holdings, Inc., Class A	2,425	202,972

	Shares	Value
Sulzer AG (Switzerland)	550	$72,398
The Toro Co.	770	48,087
TransUnion*	15,480	878,954
Union Pacific Corp.	620	83,347
United Rentals, Inc.*	7,485	1,292,884
Univar, Inc.*	5,150	142,912
Valmont Industries, Inc.	690	100,947
Wallenius Wilhelmsen Logistics (Norway)*	300	2,109
Waste Management, Inc.	1,290	108,515
WW Grainger, Inc.	1,380	389,533
XPO Logistics, Inc.*	1,820	185,294
Total Industrials		15,077,099
Information Technology - 16.9%
Accenture PLC, Class A (Ireland)	2,360	362,260
Activision Blizzard, Inc.	3,161	213,187
Adobe Systems, Inc.*	4,780	1,032,862
AIXTRON SE (Germany)*	400	7,740
Alphabet, Inc., Class A*	3,905	4,050,032
Altium, Ltd. (Australia)	2,500	38,644
Apple, Inc.	29,460	4,942,799
Arista Networks, Inc.*	675	172,327
AT&S Austria Technologie & Systemtechnik AG (Austria)	4,000	108,613
Atea A.S.A. (Norway)	4,700	76,296
Atlassian Corp. PLC, Class A (Australia)*	2,180	117,546
Broadcom, Ltd.	510	120,181
CDW Corp.	10,820	760,754
Cisco Systems, Inc.	7,240	310,524
Dell Technologies, Inc., Class V*	1,200	87,852
DXC Technology Co.	2,800	281,484
Facebook, Inc., Class A*	15,085	2,410,432
First Solar, Inc.*	1,490	105,760
Fortinet, Inc.*	22,450	1,202,871
Harris Corp.	5,330	859,622
Hewlett Packard Enterprise Co.	15,410	270,291
HP, Inc.	7,490	164,181
IAC/InterActiveCorp*	910	142,306
Ines Corp. (Japan)	7,700	80,959
Intel Corp.	1,970	102,598
IPG Photonics Corp.*	820	191,372
Jabil, Inc.	6,740	193,640
Juniper Networks, Inc.	10,970	266,900
Kainos Group PLC (United Kingdom)	11,100	52,949

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.9% (continued)
Leidos Holdings, Inc.	11,420	$746,868
LogMeIn, Inc.	735	84,929
Mastercard, Inc., Class A	5,730	1,003,667
Maxim Integrated Products, Inc.	9,510	572,692
Melexis, N.V. (Belgium)	110	10,997
Microsoft Corp.	35,365	3,227,764
Motorola Solutions, Inc.	1,540	162,162
Nemetschek SE (Germany)	60	6,729
NetApp, Inc.	3,320	204,811
NVIDIA Corp.	2,940	680,875
PayPal Holdings, Inc.*	7,800	591,786
Shinko Electric Industries Co., Ltd. (Japan)	12,100	89,449
Siltronic AG (Germany)*	400	68,605
Skyworks Solutions, Inc.	5,670	568,474
Softcat PLC (United Kingdom)	14,300	137,374
Square, Inc., Class A*	17,240	848,208
Synopsys, Inc.*	6,220	517,753
Take-Two Interactive Software, Inc.*	5,215	509,923
Teradyne, Inc.	2,635	120,446
Texas Instruments, Inc.	13,290	1,380,698
Twitter, Inc. *	4,190	121,552
The Ultimate Software Group, Inc.*	760	185,212
Universal Display Corp.	1,260	127,260
Venture Corp., Ltd. (Singapore)	5,300	114,622
Viavi Solutions, Inc.*	20,960	203,731
Visa, Inc., Class A	7,270	869,637
VMware, Inc., Class A*	950	115,206
VTech Holdings, Ltd. (Hong Kong)	600	7,614
Western Digital Corp.	910	83,966
Workday, Inc., Class A*	2,540	322,859
Zebra Technologies Corp., Class A*	6,760	940,924
Total Information Technology		33,353,775
Materials - 2.0%
Air Products & Chemicals, Inc.	1,855	295,001
Ausdrill, Ltd. (Australia)	7,700	16,078
Avery Dennison Corp.	1,850	196,563
Berry Global Group, Inc.*	8,950	490,549
Cabot Corp.	1,495	83,301
CF Industries Holdings, Inc.	3,510	132,432
The Chemours Co.	10,910	531,426
Domtar Corp.	4,060	172,712

	Shares	Value
DowDuPont, Inc.	1,025	$65,303
DuluxGroup, Ltd. (Australia)	12,400	70,792
Ence Energia y Celulosa, S.A. (Spain)	7,200	54,347
FMC Corp.	2,940	225,116
Freeport-McMoRan, Inc.*	17,705	311,077
Huntsman Corp.	4,950	144,788
Marshalls PLC (United Kingdom)	1,700	9,974
Mitsubishi Steel Manufacturing Co., Ltd. (Japan)	4,200	95,772
The Navigator Co., S.A. (Portugal)	3,700	21,799
Nippon Paper Industries Co., Ltd. (Japan)	5,800	107,290
Nippon Soda Co., Ltd. (Japan)	700	3,970
PPG Industries, Inc.	585	65,286
The Scotts Miracle-Gro Co.	1,960	168,070
Sealed Air Corp.	8,000	342,320
Svenska Cellulosa AB SCA, Class B (Sweden)	6,400	68,394
Toyo Ink SC Holdings Co., Ltd. (Japan)	3,000	18,782
Vedanta Resources PLC (India)	11,300	112,290
Westlake Chemical Corp.	1,320	146,718
Yodogawa Steel Works, Ltd. (Japan)	200	5,343
Total Materials		3,955,493
Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., REIT	760	94,916
alstria office REIT-AG, REIT (Germany)	3,000	46,982
CapitaLand Retail China Trust, REIT (Singapore)	7,500	9,046
CBRE Group, Inc., Class A*	3,420	161,492
CoreSite Realty Corp., REIT	4,990	500,297
Corporate Office Properties Trust, REIT	4,180	107,969
DDR Corp., REIT	23,260	170,496
Digital Realty Trust, Inc., REIT	4,380	461,564
Equity Residential, REIT	3,475	214,130
Eurocommercial Properties, N.V. (Netherlands)	600	24,776
GDI Property Group, REIT (Australia)	46,500	43,929
Hemfosa Fastigheter AB (Sweden)	6,200	75,317
Jones Lang LaSalle, Inc.	400	69,856
Kungsleden AB (Sweden)	12,600	84,343
Leopalace21 Corp. (Japan)	1,100	9,027
The Macerich Co., REIT [1]	2,270	127,165
Mori Trust Sogo Reit, Inc., REIT (Japan)	20	29,441
NSI, N.V., REIT (Netherlands)	100	4,202
Outfront Media, Inc., REIT	10,125	189,743
Piedmont Office Realty Trust, Inc., Class A, REIT	14,790	260,156
Prologis, Inc., REIT	3,420	215,426
RDI REIT PLC, REIT (United Kingdom)	215,200	96,767

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 2.0% (continued)
Sabra Health Care REIT, Inc., REIT	19,925	$351,676
Savills PLC (United Kingdom)	5,400	74,414
Senior Housing Properties Trust, REIT	6,400	100,224
Soilbuild Business Space REIT, REIT (Singapore)	215,700	107,057
Spirit Realty Capital, Inc., REIT	16,001	124,171
Tanger Factory Outlet Centers, Inc., REIT [1]	5,080	111,760
Vastned Retail, N.V., REIT (Netherlands)	200	9,540
Total Real Estate		3,875,882
Telecommunication Services - 1.2%
AT&T, Inc.	25,310	902,301
B Communications, Ltd. (Israel)*	6,200	81,552
Ei Towers S.P.A. (Italy)	300	16,819
Telephone & Data Systems, Inc.	5,970	167,339
T-Mobile US, Inc.*	9,365	571,639
Verizon Communications, Inc.	9,930	474,853
Zayo Group Holdings, Inc.*	2,410	82,326
Total Telecommunication Services		2,296,829
Utilities - 1.4%
American Water Works Co., Inc.	4,295	352,748
Atmos Energy Corp.	3,800	320,112
CenterPoint Energy, Inc.	9,475	259,615
Consolidated Edison, Inc.	3,220	250,967
Entergy Corp.	720	56,722
Eversource Energy	1,770	104,288
Hera S.P.A. (Italy)	1,900	6,962
Hokuriku Electric Power Co. (Japan)*	12,200	106,605
NRG Energy, Inc.	12,935	394,905
OGE Energy Corp.	4,240	138,945
Pinnacle West Capital Corp.	2,530	201,894
PPL Corp.	7,570	214,155
REN - Redes Energeticas Nacionais SGPS, S.A. (Portugal)	11,100	34,159
Vectren Corp.	2,930	187,286
Xcel Energy, Inc.	2,650	120,522
Total Utilities		2,749,885
Total Common Stocks (Cost $105,745,712)		125,195,360

	Principal
	Amount
Corporate Bonds and Notes - 3.5%
Financials - 1.3%
American Express Co.
3.400%, 02/27/23	$80,000	79,819

	Principal
	Amount	Value
American Express Credit Corp., MTN
2.250%, 05/05/21	$160,000	$155,927
Bank of America Corp., MTN
2.503%, 10/21/22	270,000	259,525
Bank of Montreal, MTN (Canada)
2.100%, 12/12/19	185,000	182,638
The Goldman Sachs Group, Inc.
2.350%, 11/15/21	320,000	308,820
JPMorgan Chase & Co., MTN
2.295%, 08/15/21	330,000	321,009
Mastercard, Inc.
3.500%, 02/26/28	85,000	85,843
Morgan Stanley, MTN
2.625%, 11/17/21	295,000	288,164
The Toronto-Dominion Bank, MTN (Canada)
2.250%, 11/05/19	70,000	69,440
US Bancorp, MTN
2.200%, 04/25/19	175,000	174,082
Visa, Inc.
2.200%, 12/14/20	220,000	216,608
Wells Fargo & Co.
2.500%, 03/04/21	545,000	535,323
Total Financials		2,677,198
Industrials - 2.0%
3M Co., MTN
2.000%, 06/26/22	130,000	125,667
Altria Group, Inc.
2.625%, 01/14/20	200,000	198,869
Apple, Inc.
2.300%, 05/11/22	310,000	302,064
AT&T, Inc.
4.100%, 02/15/28[2]	370,000	368,122
The Boeing Co.
3.250%, 03/01/28	105,000	103,954
BP Capital Markets PLC (United Kingdom)
1.676%, 05/03/19	225,000	222,724
Burlington Northern Santa Fe LLC
4.700%, 10/01/19	65,000	66,835
Cisco Systems, Inc.
2.200%, 02/28/21[1]	160,000	157,173
Colgate-Palmolive Co., MTN
1.750%, 03/15/19[1]	105,000	104,333
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	120,000	116,550
Exxon Mobil Corp.
1.708%, 03/01/19	95,000	94,495
Ford Motor Co.
4.346%, 12/08/26	120,000	118,915

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 2.0% (continued)
General Electric Co.
Series A
6.750%, 03/15/32	$45,000	$55,995
The Home Depot, Inc.
2.250%, 09/10/18	210,000	209,875
Johnson & Johnson
5.150%, 07/15/18	90,000	90,770
Lockheed Martin Corp.
1.850%, 11/23/18	70,000	69,719
McDonald’s Corp., MTN
6.300%, 10/15/37	80,000	102,997
PepsiCo, Inc.
2.250%, 05/02/22	335,000	326,024
Pfizer, Inc.
1.700%, 12/15/19	230,000	227,002
Shell International Finance BV (Netherlands)
1.875%, 05/10/21	130,000	125,803
Starbucks Corp.
3.100%, 03/01/23[1]	125,000	125,151
TransCanada PipeLines, Ltd. (Canada)
3.800%, 10/01/20	100,000	101,866
Tyson Foods, Inc.
2.650%, 08/15/19	200,000	198,934
Union Pacific Corp.
3.646%, 02/15/24	155,000	158,346
United Parcel Service, Inc.
6.200%, 01/15/38	120,000	155,464
Total Industrials		3,927,647
Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.
Series 08-B
6.750%, 04/01/38	105,000	144,139
Dominion Energy, Inc.
4.450%, 03/15/21	75,000	77,379
Georgia Power Co.
5.400%, 06/01/40	65,000	77,267
PacifiCorp
6.000%, 01/15/39	85,000	110,118
Total Utilities		408,903
Total Corporate Bonds and Notes (Cost $7,075,276)		7,013,748
U.S. Government and Agency Obligations - 32.0%
Fannie Mae - 2.7%
FNMA, 1.000%, 10/24/19	360,000	352,950
1.375%, 10/07/21	170,000	163,460
1.625%, 01/21/20	375,000	370,707
2.000%, 01/01/30	55,389	53,511

	Principal
	Amount	Value
FNMA,
2.500%, 04/01/28 to 05/01/43	$1,693,940	$1,631,273
2.625%, 09/06/24	305,000	302,602
3.000%, 03/01/42 to 08/01/43	561,517	553,012
3.500%, 11/01/25 to 04/01/42	288,624	293,121
4.000%, 12/01/21 to 11/01/44	307,098	316,812
4.500%, 06/01/39 to 09/01/43	704,796	745,505
5.000%, 09/01/33 to 10/01/41	293,512	317,424
5.500%, 02/01/35 to 05/01/39	138,879	151,988
Total Fannie Mae		5,252,365
Freddie Mac - 8.5%
Federal Home Loan Mortgage Corp.,
1.375%, 05/01/20	170,000	166,738
2.375%, 01/13/22	105,000	104,310
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,293,265	1,244,450
3.000%, 01/01/29 to 11/01/47	4,882,404	4,799,493
3.500%, 03/01/42 to 10/01/47	5,476,138	5,500,283
4.000%, 03/01/44 to 11/01/45	3,267,837	3,369,395
4.500%, 02/01/39 to 04/01/44	831,142	875,096
5.000%, 07/01/35 to 07/01/41	675,024	728,100
5.500%, 04/01/38 to 01/01/39	40,080	44,096
Total Freddie Mac		16,831,961
U.S. Treasury Obligations - 20.8%
U.S. Treasury Bonds,
2.750%, 08/15/42 to 08/15/47	6,220,000	5,976,250
3.000%, 11/15/45	1,155,000	1,161,768
U.S. Treasury Notes,
0.875%, 07/31/19	530,000	520,963
1.000%, 06/30/19 to 11/30/19	2,180,000	2,139,700
1.125%, 07/31/21	1,255,000	1,202,300
1.375%, 01/31/20 to 08/31/20	4,500,000	4,410,638
1.500%, 01/31/22	1,345,000	1,296,428
1.625%, 07/31/20 to 05/15/26	4,650,000	4,426,169
1.750%, 05/15/22 to 06/30/22	2,175,000	2,109,649
1.875%, 11/30/21	955,000	935,266
2.000%, 01/31/20 to 02/15/25	4,640,000	4,567,478
2.250%, 11/15/24 to 08/15/27	9,130,000	8,832,793
2.500%, 08/15/23 to 05/15/24	3,405,000	3,382,367
Total U.S. Treasury Obligations		40,961,769
Total U.S. Government and Agency Obligations (Cost $64,719,767)		63,046,095

	Shares
Rights - 0.0%#
Health Care - 0.0%
Dyax Corp. CVR Expiration 12/31/19*,3,4 (Cost $0)	670	0
Industrials - 0.0%#
Galliford Try PLC, Strike Price £5.68, Expiration 04/13/18* (Cost $0)	567	2,226
Total Rights (Cost $0)		2,226

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.8%[5]
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.790% total to be received $587,301 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 04/01/22 - 03/01/48, totaling $599,687)	$587,184	$587,184
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $1,000,196 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.500%, 04/02/18 - 09/09/49, totaling $1,020,051)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,587,184

	Shares	Value
Other Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[6]	1,892,844	$1,892,844
Total Short-Term Investments (Cost $3,480,028)		3,480,028
Total Investments - 100.8% (Cost $181,020,783)		198,737,457
Other Assets, less Liabilities - (0.8)%		(1,597,317)
Net Assets - 100.0%		$197,140,140

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $1,474,852 or 0.7% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $550,707 or 0.3% of net assets.
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CVR	Contingent Value Rights
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$32,606,133	$747,642	—	$33,353,775
Consumer Discretionary	17,708,106	1,205,261	—	18,913,367
Financials	14,688,170	975,990	—	15,664,160
Health Care	14,919,534	486,727	—	15,406,261
Industrials	13,640,520	1,436,579	—	15,077,099
Consumer Staples	8,014,558	336,276	—	8,350,834
Energy	5,301,622	250,153	—	5,551,775
Materials	3,380,636	574,857	—	3,955,493
Real Estate	3,405,939	469,943	—	3,875,882
Utilities	2,602,159	147,726	—	2,749,885
Telecommunication Services	2,198,458	98,371	—	2,296,829
Corporate Bonds and Notes†	—	7,013,748	—	7,013,748
U.S. Government and Agency Obligations†	—	63,046,095	—	63,046,095
Rights
Health Care	—	—	$0	—
Industrials	2,226	—	—	2,226
Short-Term Investments
Joint Repurchase Agreements	—	1,587,184	—	1,587,184
Other Investment Companies	1,892,844	—	—	1,892,844

Total Investments in Securities	$120,360,905	$78,376,552	$0	$198,737,457

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

At March 31, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of March 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer	Transfer	Transfer
	into	out of	into	out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$106,380	$(1,836,852)	$1,836,852	$(106,380)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	0.2
Austria	0.1
Belgium	0.0	#
Bermuda	0.2
Canada	0.3
Denmark	0.1
Finland	0.0	#
France	0.1
Germany	0.2
Gibraltar	0.0	#
Hong Kong	0.1
India	0.1
Ireland	0.5
Israel	0.1
Italy	0.1
Japan	1.2
Malta	0.0	#
Netherlands	0.1
New Zealand	0.1
Norway	0.1
Panama	0.1
Portugal	0.1
Singapore	0.1
Spain	0.1
Sweden	0.2
Switzerland	0.1
United Kingdom	1.1
United States	94.6

	100.0

#	Less than 0.05%.

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Short-Term Investments - 100.5%
Other Investment Companies - 100.5%[1]
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[2]	2,659,248	$2,659,248
Total Short-Term Investments (Cost $2,659,248)		2,659,248

Value
Total Investments - 100.5% (Cost $2,659,248)	$2,659,248
Other Assets, less Liabilities - (0.5)%	(14,452)
Net Assets - 100.0%	$2,644,796

[1]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[2]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$2,659,248	—	—	$2,659,248

Total Investments in Securities	$2,659,248	—	—	$2,659,248

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal
	Amount	Value
Asset-Backed Securities - 5.0%
Invitation Homes Trust
Series 2015-SFR3, Class A
(1-Month LIBOR plus 1.30%), 3.050%, 08/17/32 (04/17/18)[1,2]	$1,809,584	$1,810,840
Progress Residential Trust
Series 2015-SFR2, Class A
2.740%, 06/12/32[1,3]	2,950,853	2,924,674
Series 2016-SFR1, Class A
(1-Month LIBOR plus 1.50%), 3.308%, 09/17/33 (04/17/18)[1,2]	351,400	353,722
Total Asset-Backed Securities (Cost $5,120,393)		5,089,236
Mortgage-Backed Securities - 0.4%
American Home Mortgage Assets Trust
Series 2005-1, Class 1A1
3.549%, 11/25/35[4]	42,469	37,587
American Home Mortgage Investment Trust
Series 2004-1, Class 4A
(6-Month LIBOR plus 2.000%), 4.452%, 04/25/44 (04/01/18)[2]	86,661	81,339
Series 2005-1, Class 5A1
(6-Month LIBOR plus 2.000%), 4.168%, 06/25/45 (04/01/18)[2]	5,348	5,370
Banc of America Funding
Series 2004-B, Class 1A2
3.203%, 12/20/34[4]	60,333	50,013
GSR Mortgage Loan Trust
Series 2004-5, Class 1A3
(US Treasury 1 Year plus 1.750%), 3.840%, 05/25/34 (04/01/18)[2]	14,512	14,257
Reperforming Loan REMIC Trust
Series 2004-R2, Class 1AF1
(1-Month LIBOR plus 0.420%), 2.292%, 11/25/34 (04/25/18)[1,2]	66,121	59,339
Structured Asset Securities Corp.
Series 2005-RF1, Class A
(1-Month LIBOR plus 0.350%), 1.971%, 03/25/35 (04/25/18)[1,2]	153,968	136,861
Wells Fargo Mortgage Backed Securities Trust
Series 2007-16, Class 1A1
6.000%, 12/28/37	78,986	80,023
Total Mortgage-Backed Securities (Cost $506,269)		464,789
U.S. Government and Agency Obligations - 120.4%
Fannie Mae - 53.9%
FNMA,
2.500%, 02/01/43	631,876	598,490
3.000%, 01/01/43 to 06/01/45[3]	4,256,474	4,180,679
(6-Month LIBOR plus 1.600%), 3.194%, 06/01/34[2,3]	375,928	389,430

	Principal
	Amount	Value
FNMA,
(12-Month LIBOR plus 1.622%), 3.432%, 08/01/34[2]	$117,821	$123,453
3.500%, 05/01/42 to 10/01/45[3]	6,733,962	6,772,278
3.500%, TBA 30 years[5,6]	5,400,000	5,403,171
4.000%, 12/01/26 to 09/01/55[3]	6,778,953	7,012,738
4.000%, TBA 30 years[5,6]	15,100,000	15,469,076
4.500%, 11/01/26 to 09/01/53[3]	6,599,700	6,966,318
4.500%, TBA 30 years[5,6]	2,000,000	2,090,586
4.750%, 07/01/34 to 09/01/34	183,359	194,973
5.000%, 11/01/39 to 08/01/40	1,886,007	2,039,797
5.500%, 10/01/18 to 08/01/41[3]	1,986,090	2,156,039
6.000%, 11/01/22 to 06/01/39[3]	774,875	843,924
6.500%, 07/01/32	58,933	59,744
7.000%, 11/01/22[3]	164,752	171,890
FNMA REMICS,
Series 1994-55, Class H
7.000%, 03/25/24[3]	304,121	328,601
Series 2005-13, Class AF
(1-Month LIBOR plus 0.40%), 2.272%, 03/25/35[2,3]	195,116	195,660
FNMA REMICS Whole Loan
Series 2003-W4, Class 4A
7.500%, 10/25/42[4]	48,798	53,826
Total Fannie Mae		55,050,673
Freddie Mac - 35.1%
FHLMC,
(US Treasury 1 Year plus 2.224%), 3.474%, 11/01/33[2,3]	375,170	392,777
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,122,362	2,079,502
3.500%, 04/01/32 to 02/01/47[3]	2,976,280	3,016,479
3.500%, TBA 30 years[5,6]	8,000,000	8,006,478
4.000%, 09/01/31	285,913	297,843
4.000%, TBA 30 years[5,6]	15,600,000	15,985,734
4.500%, 05/01/23 to 09/01/41[3]	1,463,609	1,541,579
5.000%, 05/01/18 to 06/01/41[3]	1,943,524	2,093,915
5.500%, 01/01/19 to 01/01/39[3]	1,524,511	1,666,471
6.000%, 09/01/21 to 01/01/24	139,378	144,589
7.000%, 07/01/19	19,290	19,564
7.500%, 07/01/34[3]	505,013	581,902
Total Freddie Mac		35,826,833
Ginnie Mae - 29.9%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,159,637	3,122,350
3.500%, 08/15/43 to 11/20/45[3]	7,507,891	7,604,949
4.000%, 06/20/43 to 04/20/47[3]	12,248,594	12,684,589
4.500%, 05/15/39 to 02/15/46[3]	2,355,561	2,496,747
5.000%, 12/15/35 to 12/15/45[3]	3,417,964	3,666,270
5.500%, 10/15/39 to 11/15/39[3]	828,485	916,421
7.500%, 09/15/28 to 11/15/31	19,169	19,781
Total Ginnie Mae		30,511,107
Interest Only Strip - 1.5%
FHLMC
Series 212, Class IO
6.000%, 05/15/31	760	162

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Interest Only Strip - 1.5% (continued)
FHLMC REMICS,
Series 2380, Class SI
(7.900% minus 1-Month LIBOR, Cap 7.900%, Floor 0.000%), 6.003%, 06/15/31[2]	$7,177	$1,314
Series 2922, Class SE
(6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.853%, 02/15/35[2]	72,608	12,242
Series 2934, Class HI
5.000%, 02/15/20	12,212	381
Series 2934, Class KI
5.000%, 02/15/20	7,785	224
Series 2965, Class SA
(6.050% minus 1-Month LIBOR, Cap
6.050%, Floor 0.000%), 4.153%, 05/15/32[2]	146,625	17,170
Series 2967, Class JI
5.000%, 04/15/20	24,243	814
Series 2980, Class SL
(6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.803%, 11/15/34[2]	109,071	22,221
Series 3065, Class DI
(6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.723%, 04/15/35[2]	218,274	34,576
Series 3308, Class S
(7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.423%, 03/15/32[2]	131,946	21,911
Series 3424, Class XI
(6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.673%, 05/15/36[2]	177,306	26,630
Series 3489, Class SD
(7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.903%, 06/15/32[2]	78,106	13,963
Series 3685, Class EI
5.000%, 03/15/19	2,930	26
Series 3731, Class IO
5.000%, 07/15/19	2,495	23
Series 3882, Class AI
5.000%, 06/15/26	31,281	771
Series 4395, Class TI
4.000%, 05/15/26	468,351	43,205
FNMA,
Series 222, Class 2
7.000%, 06/25/23	3,817	508
Series 343, Class 21
4.000%, 09/25/18	3,095	11
Series 343, Class 22
4.000%, 11/25/18	1,859	10
Series 351, Class 5
5.000%, 04/25/34	21,666	3,928
Series 351, Class 3
5.000%, 04/25/34	44,263	7,804
Series 351, Class 4
5.000%, 04/25/34	25,556	4,633
FNMA REMICS,
Series 2004-51, Class SX
(7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.249%, 07/25/34[2]	77,116	12,764

	Principal
	Amount	Value
FNMA REMICS,
Series 2004-64, Class SW
(7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.179%, 08/25/34[2]	$250,393	$41,144
Series 2005-12, Class SC
(6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.879%, 03/25/35[2]	110,592	16,176
Series 2005-45, Class SR
(6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.849%, 06/25/35[2]	199,953	31,359
Series 2005-65, Class KI
(7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.129%, 08/25/35[2,3]	459,766	74,351
Series 2005-89, Class S
(6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.829%, 10/25/35[2]	477,196	74,383
Series 2006-3, Class SA
(6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.279%, 03/25/36[2]	94,428	12,226
Series 2007-75, Class JI
(6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.674%, 08/25/37[2]	89,250	13,759
Series 2008-86, Class IO
4.500%, 03/25/23	17,950	234
Series 2009-31, Class PI
5.000%, 11/25/38	552,843	88,471
Series 2010-121, Class IO
5.000%, 10/25/25	13,622	244
Series 2010-37, Class GI
5.000%, 04/25/25	3,945	21
Series 2010-65, Class IO
5.000%, 09/25/20	67,297	2,015
Series 2011-124, Class IC
3.500%, 09/25/21	99,722	2,621
Series 2011-69, Class AI
5.000%, 05/25/18	77	0
Series 2011-88, Class WI
3.500%, 09/25/26	200,534	18,801
Series 2012-126, Class SJ
(5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.129%, 11/25/42[2]	485,390	56,506
GNMA,
Series 2011-167, Class IO
5.000%, 12/16/20	17,039	531
Series 2011-32, Class KS
(12.100% minus 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 8.527%, 06/16/34[2]	100,823	5,844
Series 2011-94, Class IS
(6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.914%, 06/16/36[2]	158,210	17,190
Series 2012-103, Class IB
3.500%, 04/20/40	161,600	14,055
Series 2012-140, Class IC
3.500%, 11/20/42	468,548	95,835
Series 2012-34, Class KS
(6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.264%, 03/16/42[2]	348,661	74,242
Series 2012-69, Class QI
4.000%, 03/16/41	197,967	29,596

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.5% (continued)
GNMA,
Series 2014-173, Class AI
4.000%, 11/20/38	$177,063	$12,124
Series 2016-108, Class QI
4.000%, 08/20/46	276,109	61,515
Series 2016-118, Class DS
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 09/20/46[2]	332,136	67,201
Series 2016-145, Class UI
3.500%, 10/20/46	430,797	86,069
Series 2016-17, Class JS
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	349,952	54,977
Series 2016-20, Class SB
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	369,538	59,146
Series 2016-46, Class JI
4.500%, 04/20/46	219,312	49,009
Series 2016-5, Class CS
(6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.328%, 01/20/46[2]	334,492	56,081
Series 2016-81, Class IO
4.000%, 06/20/46	416,144	79,779
Series 2016-88, Class SM
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 07/20/46[2]	341,634	55,488
Total Interest Only Strip		1,476,284
Total U.S. Government and Agency Obligations (Cost $123,576,308)		122,864,897

	Principal Amount	Value
Short-Term Investments - 17.8%
U.S. Government Obligation - 0.1%
U.S. Treasury Bill, 1.240%, 08/02/18[7,8]	$90,000	$89,452

	Shares
Other Investment Companies - 17.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[3,9]	10,177,156	10,177,156
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[9]	7,912,067	7,912,067
Total Other Investment Companies		18,089,223
Total Short-Term Investments (Cost $18,178,736)		18,178,675
Total Investments - 143.6% (Cost $147,381,706)		146,597,597
Other Assets, less Liabilities - (43.6)%		(44,516,080)
Net Assets - 100.0%		$102,081,517

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $5,285,436 or 5.2% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[3]	Some of this security has been pledged as collateral for delayed delivery securities.
[4]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

These securities do not indicate a reference rate and spread in their description above.

[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at March 31, 2018, amounted to $46,955,045, or 46.0% of net assets.
[6]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[7]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2018, amounted to $89,452, or 0.1% of net assets.
[8]	Represents yield to maturity at March 31, 2018.
[9]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Market Value	Proceeds
FNMA, 3.500%, TBA 30 years	$1,000,000	05/14/18	$1,000,587	$(996,875)

		Totals	$1,000,587	$(996,875)

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	2	Long	06/20/18	$242,281	$1,948
U.S. Ultra Bond CBT Jun 18	USD	2	Long	06/20/18	320,938	10,636
10-Year Interest Rate Swap	USD	35	Short	06/18/18	(3,321,719)	(49,009)
2-Year U.S. Treasury Note	USD	3	Short	06/29/18	(637,828)	86
5-Year Interest Rate Swap	USD	23	Short	06/18/18	(2,219,859)	(11,792)
5-Year U.S. Treasury Note	USD	5	Short	06/29/18	(572,305)	(1,536)

				Total	$(6,188,492)	$(49,667)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$5,089,236	—	$5,089,236
Mortgage-Backed Securities	—	464,789	—	464,789
U.S. Government and Agency Obligations†	—	122,864,897	—	122,864,897
Short-Term Investments
U.S. Government Obligation	—	89,452	—	89,452
Other Investment Companies	$18,089,223	—	—	18,089,223

Total Investments in Securities	$18,089,223	$128,508,374	—	$146,597,597

TBA Sale Commitments	—	$(1,000,587)	—	$(1,000,587)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$12,670	—	—	$12,670
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(62,337)	—	—	(62,337)

Total Financial Derivative Instruments	$(49,667)	—	—	$(49,667)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Asset-Backed Securities - 5.8%
Colony American Homes Series 2015-1A, Class A
(1-Month LIBOR plus 1.200%), 2.918%, 07/17/32 (04/17/18)[1,2]	$3,394,705	$3,405,410
Drive Auto Receivables Trust
Series 2015-AA, Class C 3.060%, 05/17/21[1]	917,248	918,913
Series 2015-BA, Class C 2.760%, 07/15/21[1]	610,253	611,387
Series 2015-CA, Class C 3.010%, 05/17/21[1]	195,769	196,269
Series 2016-BA, Class B 2.560%, 06/15/20[1]	109,720	109,730
Home Partners of America Trust
Series 2017-1, Class A
(1-Month LIBOR plus 0.817%), 2.625%, 07/17/34 (04/17/18)[1,2]	1,770,604	1,775,592
Invitation Homes Trust
Series 2015-SFR3, Class A
(1-Month LIBOR plus 1.300%), 3.050%, 08/17/32 (04/17/18)[1,2]	1,437,300	1,438,298
Progress Residential Trust
Series 2016-SFR1, Class A
(1-Month LIBOR plus 1.500%), 3.308%, 09/17/33 (04/17/18)[1,2]	509,778	513,146
Total Asset-Backed Securities (Cost $8,970,982)		8,968,745
Mortgage-Backed Security - 0.3%
Angel Oak Mortgage Trust Series 2017-2, Class A1 2.478, 07/25/47 [1,3]	398,388	391,401
Total Mortgage-Backed Security (Cost $398,384)		391,401
U.S. Government and Agency Obligations - 85.3%
Fannie Mae - 55.7%
FNMA,
(US Treasury 1 Year plus 2.110%), 3.022%, 05/01/33[2]	935,037	986,187
(6-Month LIBOR plus 1.500%), 3.123%, 02/01/33[2]	645,721	665,620
(12-Month LIBOR plus 1.425%), 3.175%, 09/01/33[2]	429,462	451,151
(US Treasury 1 Year plus 2.202%), 3.185%, 06/01/33[2]	258,176	270,558
(6-Month LIBOR plus 1.600%), 3.194%, 06/01/34[2]	471,636	488,576
(6-Month LIBOR plus 1.560%), 3.228%, 08/01/33[2]	293,640	303,572
(US Treasury 1 Year plus 2.254%), 3.280%, 05/01/34[2]	1,306,416	1,385,371
(12-Month LIBOR plus 1.609%), 3.359%, 12/01/33[2]	292,194	305,245

	Principal Amount	Value
FNMA,
(US Treasury 1 Year plus 2.114%), 3.377%, 09/01/33[2]	$190,835	$198,337
(12-Month LIBOR plus 1.614%), 3.390%, 10/01/35[2]	885,336	927,471
(12-Month LIBOR plus 1.622%), 3.432%, 08/01/34[2]	147,276	154,317
(US Treasury 1 Year plus 2.186%), 3.438%, 12/01/34[2]	1,274,343	1,343,899
(US Treasury 1 Year plus 2.025%), 3.469%, 01/01/34[2]	489,448	512,506
(12-Month LIBOR plus 1.648%), 3.478%, 07/01/34[2]	849,590	889,122
(12-Month LIBOR plus 1.616%), 3.547%, 03/01/34[2]	158,698	166,017
(US Treasury 1 Year plus 2.303%), 3.562%, 12/01/34[2]	1,294,825	1,366,865
(US Treasury 1 Year plus 2.360%), 3.564%, 11/01/34[2]	2,040,804	2,166,365
(US Treasury 1 Year plus 2.380%), 3.570%, 01/01/36[2]	2,427,602	2,571,485
(12-Month LIBOR plus 1.820%), 3.572%, 08/01/35[2]	804,249	847,809
(12-Month LIBOR plus 1.730%), 3.605%, 06/01/35[2]	70,674	74,387
(12-Month LIBOR plus 1.804%), 3.625%, 06/01/34[2]	1,185,841	1,253,376
(12-Month LIBOR plus 1.857%), 3.658%, 01/01/36[2]	21,510	22,641
(US Treasury 1 Year plus 2.332%), 3.664%, 04/01/34[2]	277,968	292,783
(12-Month LIBOR plus 1.715%), 3.674%, 04/01/37[2,4]	2,666,636	2,786,987
(US Treasury 1 Year plus 2.349%), 3.696%, 04/01/34[2]	381,665	402,583
(12-Month LIBOR plus 1.810%), 3.792%, 01/01/33[2]	691,261	726,444
(12-Month LIBOR plus 1.800%), 3.797%, 01/01/34[2]	840,703	884,005
4.000%, 10/01/21 to 06/01/42	4,601,213	4,744,069
4.000%, TBA 30 years[5,6]	1,300,000	1,331,775
4.500%, 10/01/19 to 11/01/56	12,554,338	13,283,779
4.500%, TBA 30 years[5,6]	2,900,000	3,036,560
4.500%, TBA 30 years[5,6]	1,500,000	1,567,939
5.000%, 10/01/19 to 05/01/41	13,400,767	14,294,681
5.500%, 01/01/24 to 08/01/41	10,920,149	11,923,497
6.000%, 09/01/21 to 08/01/37	4,374,622	4,762,858
6.500%, 04/01/18 to 08/01/32	2,322,581	2,593,620
7.000%, 11/01/22	614,070	640,673
7.500%, 08/01/33 to 09/01/33	49,031	57,558
FNMA Grantor Trust,
Series 2002-T5, Class A1
(1-Month LIBOR plus 0.120%), 1.861%, 05/25/32[2]	142,631	142,084
Series 2003-T4, Class 1A
(1-Month LIBOR plus 0.220%), 2.092%, 09/26/33[2]	58,211	57,950

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 55.7% (continued)
FNMA REMICS,
Series 1994-31, Class ZC
6.500%, 02/25/24	$249,991	$264,338
Series 1994-76, Class J
5.000%, 04/25/24	17,789	17,807
Series 2001-63, Class FA (1-Month LIBOR plus 0.550%), 2.358%, 12/18/31[2]	283,472	287,736
Series 2002-47, Class FD (1-Month LIBOR plus 0.400%), 2.272%, 08/25/32[2]	348,889	349,194
Series 2003-2, Class FA (1-Month LIBOR plus 0.500%), 2.372%, 02/25/33[2]	253,119	254,268
Series 2004-1, Class AC
4.000%, 02/25/19	1,719	1,718
Series 2004-21, Class AE
4.000%, 04/25/19	21,537	21,567
Series 2004-27, Class HB
4.000%, 05/25/19	24,351	24,440
Series 2004-53, Class NC
5.500%, 07/25/24	198,393	208,322
Series 2005-13, Class AF (1-Month LIBOR plus 0.400%), 2.272%, 03/25/35[2]	363,716	364,730
Series 2005-19, Class PA
5.500%, 07/25/34	82,751	84,961
Series 2005-58, Class EP
5.500%, 07/25/35	150,565	160,819
Series 2005-68, Class PC
5.500%, 07/25/35	104,469	107,032
Series 2005-68, Class PB
5.750%, 07/25/35	14,570	14,896
Series 2007-56, Class FN (1-Month LIBOR plus 0.370%), 2.242%, 06/25/37[2]	116,494	115,808
Series 2008-59, Class KB
4.500%, 07/25/23	15,339	15,415
Series 2010-12, Class AC
2.500%, 12/25/18	5,105	5,099
Series 2011-60, Class UC
2.500%, 09/25/39	135,200	134,140
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A
6.027%, 12/25/42[3]	14,232	15,697
Series 2003-W13, Class AV2 (1-Month LIBOR plus 0.280%), 2.152%, 10/25/33[2]	9,140	9,112
Series 2003-W4, Class 4A
7.500%, 10/25/42[3]	292,789	322,954
Series 2004-W14, Class 1AF (1-Month LIBOR plus 0.400%), 2.272%, 07/25/44[2]	1,466,500	1,449,996
Series 2004-W5, Class F1 (1-Month LIBOR plus 0.450%), 2.322%, 02/25/47[2]	334,982	331,041

	Principal Amount	Value
FNMA REMICS Whole Loan,
Series 2005-W2, Class A1 (1-Month LIBOR plus 0.200%), 2.072%, 05/25/35[2]	$644,905	$642,182
Total Fannie Mae		86,083,994
Freddie Mac - 21.0%
FHLMC,
(US Treasury 1 Year plus 2.154%), 3.243%, 10/01/28[2]	18,568	19,462
(US Treasury 1 Year plus 2.000%), 3.250%, 11/01/33[2]	563,860	590,081
(US Treasury 1 Year plus 2.250%), 3.371%, 04/01/34[2]	363,058	384,254
(US Treasury 1 Year plus 2.225%), 3.467%, 10/01/33[2]	926,047	972,279
(US Treasury 1 Year plus 2.219%), 3.467%, 10/01/33[2]	526,391	552,923
(US Treasury 1 Year plus 2.225%), 3.475%, 11/01/33[2]	575,336	604,165
(US Treasury 1 Year plus 2.230%), 3.482%, 12/01/33[2]	816,007	857,114
(US Treasury 1 Year plus 2.250%), 3.523%, 05/01/34[2]	1,207,787	1,271,806
(12-Month LIBOR plus 1.819%), 3.718%, 09/01/33[2]	1,118,406	1,178,006
(US Treasury 1 Year plus 2.517%), 3.766%, 06/01/35[2]	409,189	433,686
(US Treasury 1 Year plus 2.409%), 3.859%, 02/01/23[2]	48,537	50,764
(US Treasury 1 Year plus 2.708%), 3.984%, 05/01/35[2]	653,461	698,345
(US Treasury 1 Year plus 2.250%), 4.073%, 03/01/34[2]	1,428,746	1,511,965
FHLMC Gold Pool,
2.500%, 05/01/23	141,850	141,092
4.000%, 12/01/44	3,020,998	3,108,253
4.500%, 05/01/19 to 10/01/44	9,427,130	9,947,370
5.000%, 10/01/18 to 08/01/20	332,985	338,509
5.500%, 12/01/32 to 08/01/40	4,934,848	5,434,542
6.000%, 02/01/22 to 01/01/24	1,884,363	1,961,340
6.500%, 10/01/23	97,421	100,554
7.000%, 07/01/19	16,244	16,475
7.500%, 03/01/33	154,981	175,135
FHLMC REMICS,
Series 2627, Class BM
4.500%, 06/15/18	2,838	2,843
Series 2631, Class PD
4.500%, 06/15/18	931	932
Series 2668, Class AZ
4.000%, 09/15/18	35,420	35,449
Series 2683, Class JB
4.000%, 09/15/18	23,299	23,315
Series 2786, Class BC
4.000%, 04/15/19	20,049	20,146
Series 2809, Class UC
4.000%, 06/15/19	15,671	15,719

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 21.0% (continued)
FHLMC REMICS,
Series 3153, Class UG
(1-Month LIBOR plus 0.450%), 2.347%, 05/15/36[2]	$1,701,703	$1,711,036
Series 3535, Class CA
4.000%, 05/15/24	5,788	5,804
Series 3609, Class LA
4.000%, 12/15/24	64,411	64,753
Series 3632, Class AG
4.000%, 06/15/38	163,368	165,336
Series 3653, Class JK
5.000%, 11/15/38	93,142	95,851
Series 3756, Class DA
1.200%, 11/15/18	33,508	33,384
Series 3846, Class CK
1.500%, 09/15/20	407	405
Total Freddie Mac		32,523,093
Ginnie Mae - 3.7%
GNMA,
4.000%, 09/15/18	16,141	16,517
6.000%, 01/15/36[4]	5,096,207	5,771,415
Total Ginnie Mae		5,787,932
U.S. Treasury Obligations - 2.5%
United States Treasury Inflation Indexed Bonds,
2.375%, 01/15/27	3,355,470	3,844,283
Interest Only Strip - 2.4%
FHLMC REMICS,
Series 2922, Class SE
(6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.853%, 02/15/35[2]	163,661	27,594
Series 2934, Class HI
5.000%, 02/15/20	17,446	544
Series 2934, Class KI
5.000%, 02/15/20	9,083	261
Series 2965, Class SA
(6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.153%, 05/15/32[2]	363,060	42,514
Series 2967, Class JI
5.000%, 04/15/20	57,049	1,917
Series 2980, Class SL
(6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.803%, 11/15/34[2]	240,702	49,037
Series 2981, Class SU
(7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 6.023%, 05/15/30[2]	176,778	29,654
Series 3065, Class DI
(6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.723%, 04/15/35[2]	667,246	105,695
Series 3308, Class S
(7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.423%, 03/15/32[2]	299,308	49,704
Series 3424, Class XI
(6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.673%, 05/15/36[2]	461,848	69,367

	Principal Amount	Value
FHLMC REMICS,
Series 3489, Class SD
(7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.903%, 06/15/32[2]	$174,803	$31,251
Series 3685, Class EI
5.000%, 03/15/19	6,543	59
Series 3731, Class IO
5.000%, 07/15/19	5,660	52
Series 3882, Class AI
5.000%, 06/15/26	25,020	616
Series 4395, Class TI
4.000%, 05/15/26	544,409	50,221
FNMA
Series 306, Class IO
8.000%, 05/25/30	52,810	14,514
FNMA REMICS,
Series 2004-51, Class SX
(7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.249%, 07/25/34[2]	193,540	32,035
Series 2004-64, Class SW
(7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.179%, 08/25/34[2]	576,195	94,678
Series 2004-66, Class SE
(6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.629%, 09/25/34[2]	93,054	13,411
Series 2005-12, Class SC
(6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.879%, 03/25/35[2]	211,306	30,907
Series 2005-45, Class SR
(6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.849%, 06/25/35[2]	492,684	77,269
Series 2005-65, Class KI
(7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.129%, 08/25/35[2]	1,146,703	185,439
Series 2005-66, Class GS
(6.850% minus 1-Month LIBOR, Cap 6.850%, Floor 0.000%), 4.979%, 07/25/20[2]	26,885	808
Series 2006-3, Class SA
(6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.279%, 03/25/36[2]	218,544	28,296
Series 2007-75, Class JI
(6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.674%, 08/25/37[2]	107,078	16,507
Series 2007-85, Class SI
(6.460% minus 1-Month LIBOR, Cap 6.460%, Floor 0.000%), 4.589%, 09/25/37[2]	240,607	37,033
Series 2008-86, Class IO
4.500%, 03/25/23	44,932	585
Series 2008-87, Class AS
(7.650% minus 1-Month LIBOR, Cap 7.650%, Floor 0.000%), 5.779%, 07/25/33[2]	637,370	111,192
Series 2009-31, Class PI
5.000%, 11/25/38	643,153	102,923
Series 2010-105, Class IO
5.000%, 08/25/20	110,295	3,159
Series 2010-121, Class IO
5.000%, 10/25/25	36,556	655
Series 2010-37, Class GI
5.000%, 04/25/25	10,133	54

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 2.4% (continued)
FNMA REMICS,
Series 2010-65, Class IO
5.000%, 09/25/20	$173,958	$5,208
Series 2010-68, Class SJ
(6.550% minus 1-Month LIBOR, Cap 6.550%, Floor 0.000%), 4.679%, 07/25/40[2]	256,297	44,571
Series 2011-124, Class IC
3.500%, 09/25/21	472,830	12,426
Series 2011-63, Class AS
(5.920% minus 1-Month LIBOR, Cap 5.920%, Floor 0.000%), 4.049%, 07/25/41[2]	290,449	39,594
Series 2011-88, Class WI
3.500%, 09/25/26	588,400	55,167
Series 2012-126, Class SJ
(5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.129%, 11/25/42[2]	3,192,328	371,632
GNMA,
Series 2011-167, Class IO
5.000%, 12/16/20	100,353	1,410
Series 2011-32, Class KS
(12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 8.527%, 06/16/34[2]	244,945	14,197
Series 2011-94, Class IS
(6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.914%, 06/16/36[2]	355,453	38,622
Series 2012-101, Class AI
3.500%, 08/20/27	307,496	31,884
Series 2012-103, Class IB
3.500%, 04/20/40	703,488	61,185
Series 2012-140, Class IC
3.500%, 11/20/42	588,751	120,421
Series 2012-34, Class KS
(6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.264%, 03/16/42[2]	2,677,497	570,133
Series 2012-69, Class QI
4.000%, 03/16/41	1,047,256	156,566
Series 2012-96, Class IC
3.000%, 08/20/27	545,352	52,725
Series 2013-5, Class BI
3.500%, 01/20/43	235,794	45,406
Series 2014-173, Class AI
4.000%, 11/20/38	168,166	11,514
Series 2016-108, Class QI
4.000%, 08/20/46	314,913	70,160
Series 2016-118, Class DS
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 09/20/46[2]	588,442	119,060

	Principal Amount	Value
GNMA,
Series 2016-145, Class UI
3.500%, 10/20/46	$514,783	$102,849
Series 2016-17, Class JS
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	615,017	96,619
Series 2016-20, Class SB
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	627,389	100,416
Series 2016-46, Class JI
4.500%, 04/20/46	248,177	55,459
Series 2016-5, Class CS
(6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.328%, 01/20/46[2]	577,423	96,810
Series 2016-81, Class IO
4.000%, 06/20/46	473,266	90,730
Series 2016-88, Class SM
(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 07/20/46[2]	600,399	97,516
Total Interest Only Strip		3,670,231
Total U.S. Government and Agency Obligations (Cost $131,914,924)		131,909,533
Short-Term Investments - 8.0%
U.S. Government and Agency Obligations - 4.9%
FHLB, 3.100, 04/11/18[7]	5,500,000	5,497,677
FHLB, 0.533, 05/02/18[7]	2,000,000	1,997,451
Total U.S. Government and Agency Obligations		7,495,128
U.S. Government Obligation - 0.3%
U.S. Treasury Bill, 1.240%, 08/02/18[7,8]	470,000	467,135

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[9]	4,394,124	4,394,124
Total Short-Term Investments (Cost $12,356,707)		12,356,387
Total Investments - 99.4% (Cost $153,640,997)		153,626,066
Other Assets, less Liabilities - 0.6%		984,064
Net Assets - 100.0%		$154,610,130

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $9,360,146 or 6.1% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[3]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of this security has been pledged as collateral for delayed delivery securities.
[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at March 31, 2018, amounted to $5,936,275, or 3.8% of net assets.
[6]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[7]	Represents yield to maturity at March 31, 2018.

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

[8]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2018, amounted to $467,135, or 0.3% of net assets.
[9]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae

GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

TBA Forward Sale Commitments
Security	Principal Amount	Settlement Date	Market Value	Proceeds
FNMA, 4.500%, TBA 30 years	$2,900,000	04/12/2018	$3,036,560	$(3,034,844)

		Totals	$3,036,560	$(3,034,844)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	29	Long	06/20/18	$3,513,078	$28,254
5-Year U.S. Treasury Note	USD	42	Long	06/29/18	4,807,359	12,692
10-Year Interest Rate Swap	USD	74	Short	06/18/18	(7,023,062)	(103,615)
2-Year U.S. Treasury Note	USD	60	Short	06/29/18	(12,756,563)	1,725
5-Year Interest Rate Swap	USD	169	Short	06/18/18	(16,311,141)	(87,282)
90-Day Euro Futures	USD	17	Short	03/16/20	(4,131,213)	2,994
90-Day Euro Futures	USD	17	Short	03/15/21	(4,129,725)	231
90-Day Euro Futures	USD	17	Short	03/14/22	(4,128,238)	(794)
90-Day Euro Futures	USD	17	Short	03/18/19	(4,139,925)	5,369
90-Day Euro Futures	USD	17	Short	06/15/20	(4,131,000)	2,106
90-Day Euro Futures	USD	17	Short	06/14/21	(4,129,513)	(56)
90-Day Euro Futures	USD	17	Short	06/13/22	(4,128,025)	(1,081)
90-Day Euro Futures	USD	17	Short	06/18/18	(4,152,250)	8,082
90-Day Euro Futures	USD	17	Short	09/14/20	(4,130,575)	1,506
90-Day Euro Futures	USD	17	Short	09/13/21	(4,129,300)	(556)
90-Day Euro Futures	USD	17	Short	09/19/22	(4,127,813)	(1,543)
90-Day Euro Futures	USD	17	Short	09/17/18	(4,149,062)	5,482
90-Day Euro Futures	USD	17	Short	12/14/20	(4,129,513)	1,119
90-Day Euro Futures	USD	17	Short	12/13/21	(4,128,450)	(719)
90-Day Euro Futures	USD	17	Short	12/17/18	(4,143,962)	4,969
90-Day Euro Futures	USD	17	Short	12/16/19	(4,131,637)	3,732
90-Day Euro Futures	USD	17	Short	06/17/19	(4,136,312)	4,869
90-Day Euro Futures	USD	17	Short	09/16/19	(4,134,187)	4,281
90-Day Euro Futures	USD	14	Short	12/19/22	(3,399,025)	(4,686)
U.S. Ultra Bond CBT Jun 18	USD	24	Short	06/20/18	(3,851,250)	(127,932)

				Total	$(109,431,304)	$(240,853)

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$8,968,745	—	$8,968,745
Mortgage-Backed Security	—	391,401	—	391,401
U.S. Government and Agency Obligations†	—	131,909,533	—	131,909,533
Short-Term Investments
U.S. Government and Agency Obligations	—	7,495,128	—	7,495,128
U.S. Government Obligation	—	467,135	—	467,135
Other Investment Companies	$4,394,124	—	—	4,394,124

Total Investments in Securities	$4,394,124	$149,231,942	—	$153,626,066

TBA Sale Commitments	—	$(3,036,560)	—	$(3,036,560)

Financial Derivative Instruments - Assets
Interest Rate Contract	$87,411	—	—	$87,411
Financial Derivative Instruments - Liabilities
Interest Rate Contract	(328,264)	—	—	(328,264)

Total Financial Derivative Instruments	$(240,853)	—	—	$(240,853)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,

Notes to Schedules of Portfolio of Investments (unaudited)

volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 51.7%
Financials - 14.7%
Aircastle, Ltd.
5.000%, 04/01/23	$215,000	$222,256
American Tower Corp.
4.400%, 02/15/26	432,000	437,253
Bank of America Corp., MTN
3.875%, 08/01/25	661,000	666,669
CIT Group, Inc.
5.000%, 08/15/22	425,000	436,156
Crown Castle International Corp.
5.250%, 01/15/23	415,000	441,467
The Goldman Sachs Group, Inc.
6.125%, 02/15/33	728,000	876,305
Host Hotels & Resorts LP, Series C Series C
4.750%, 03/01/23	426,000	443,295
JPMorgan Chase & Co.
2.950%, 10/01/26	470,000	442,766
Morgan Stanley, GMTN
5.500%, 07/28/21	399,000	426,479
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	435,000	427,750
Wells Fargo & Co.
(3-Month LIBOR plus 0.930%)
2.741%, 02/11/22[1]	1,108,000	1,115,391
Weyerhaeuser Co.
8.500%, 01/15/25	500,000	631,828
Total Financials		6,567,615
Industrials - 37.0%
The ADT Corp.
6.250%, 10/15/21	207,000	216,833
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.500%, 10/15/19	213,000	219,465
Apple, Inc.
(3-Month LIBOR plus 0.500%)
2.300%, 02/09/22[1]	1,071,000	1,083,965
ArcelorMittal (Luxembourg)
5.750%, 03/01/21	210,000	221,550
AT&T, Inc.
4.250%, 03/01/27	445,000	450,653
Automatic Data Processing, Inc.
3.375%, 09/15/25	664,000	668,113
Ball Corp.
5.250%, 07/01/25	460,000	475,525
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	516,000	660,293

	Principal Amount	Value
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	$416,000	$435,885
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/25	422,000	431,884
Comcast Corp.
7.050%, 03/15/33	333,000	441,461
Crown Americas LLC / Crown Americas Capital Corp V
4.250%, 09/30/26	62,000	57,505
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	389,000	387,055
CSX Corp.
2.600%, 11/01/26	479,000	438,021
CVS Health Corp.
5.125%, 07/20/45[2]	385,000	409,880
Diamondback Energy, Inc.
4.750%, 11/01/24	339,000	336,457
Georgia-Pacific LLC
8.000%, 01/15/24	351,000	435,274
Greif, Inc.
7.750%, 08/01/19	211,000	222,077
HCA, Inc.
5.000%, 03/15/24	434,000	439,425
Huntsman International LLC
5.125%, 11/15/22	213,000	220,721
International Paper Co.
3.000%, 02/15/27	486,000	450,339
Kaiser Foundation Hospitals
3.150%, 05/01/27[2]	447,000	433,157
Leidos Holdings, Inc.
4.450%, 12/01/20	215,000	219,300
Lennar Corp.
4.750%, 11/15/22	429,000	433,290
Masco Corp.
4.375%, 04/01/26	462,000	470,605
McDonald’s Corp., MTN
3.700%, 01/30/26	430,000	433,133
Microsoft Corp.
3.750%, 02/12/45	452,000	449,942
Murphy Oil USA, Inc.
6.000%, 08/15/23	217,000	224,324
Newfield Exploration Co.
5.750%, 01/30/22	644,000	676,200
Northrop Grumman Corp.
3.200%, 02/01/27	456,000	439,409
NuStar Logistics LP
6.750%, 02/01/21	212,000	220,745

1

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Industrials - 37.0% (continued)
Omnicom Group, Inc.
3.600%, 04/15/26	$446,000	$433,090
Oracle Corp.
3.800%, 11/15/37	443,000	438,963
Owens Corning
4.200%, 12/15/22	439,000	449,527
Penske Automotive Group, Inc.
3.750%, 08/15/20	450,000	451,125
PulteGroup, Inc.
5.500%, 03/01/26	210,000	217,193
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%, 07/21/21	235,000	211,783
T-Mobile USA, Inc.
6.500%, 01/15/26	207,000	220,455
Toll Brothers Finance Corp.
4.375%, 04/15/23	220,000	218,900
United Continental Holdings, Inc.
4.250%, 10/01/22[2]	221,000	216,856
Verizon Communications, Inc.
4.400%, 11/01/34	449,000	444,726
Vulcan Materials Co.
4.500%, 04/01/25	321,000	333,836
WESCO Distribution, Inc.
5.375%, 06/15/24	225,000	226,970
Total Industrials		16,565,910
Total Corporate Bonds and Notes (Cost $23,638,868)		23,133,525
Municipal Bonds - 6.4%
California State General Obligation, School Improvements
7.550%, 04/01/39	575,000	877,737
JobsOhio Beverage System, Series B
3.985%, 01/01/29	425,000	444,767
Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	525,000	651,483
Metropolitan Transportation Authority, Transit Improvement
6.668%, 11/15/39	325,000	441,175
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured)
7.425%, 02/15/29[3]	368,000	455,687
Total Municipal Bonds (Cost $2,839,228)		2,870,849

	Principal
	Amount	Value
U.S. Government and Agency Obligations - 38.8%
Fannie Mae - 25.6%
FNMA,
3.500%, 11/01/42 to 03/01/46	$2,100,269	$2,115,225
4.000%, 09/01/25 to 10/01/43	5,044,085	5,219,331
4.500%, 05/01/39 to 04/01/41	3,905,075	4,134,168
Total Fannie Mae		11,468,724
Freddie Mac - 4.8%
FHLMC Gold Pool,
3.500%, 02/01/30	560,482	572,908
4.000%, 07/01/29	102,515	105,738
5.000%, 10/01/36	1,339,371	1,445,037
Total Freddie Mac		2,123,683
U.S. Treasury Obligations - 8.4%
United States Treasury Bonds,
3.500%, 02/15/39	410,000	450,616
4.500%, 02/15/36	1,059,000	1,308,920
6.250%, 08/15/23	634,000	750,559
United States Treasury Notes,
2.000%, 11/30/22	1,296,000	1,265,245
Total U.S. Treasury Obligations		3,775,340
Total U.S. Government and Agency Obligations (Cost $17,794,740)		17,367,747
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 1.7%[4]
Citibank N.A., dated 03/29/18, due 04/02/18, 1.820% total to be received $760,147 (collateralized by various U.S. Government Agency Obligations, 2.539% - 4.500%, 02/01/26 - 02/01/46, totaling $775,193)	759,993	759,993

	Shares
Other Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[5]	1,180,814	1,180,814
Total Short-Term Investments (Cost $1,940,807)		1,940,807
Total Investments - 101.2% (Cost $46,213,643)		45,312,928
Other Assets, less Liabilities - (1.2)%		(549,728)
Net Assets - 100.0%		$44,763,200

2

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

[1]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[2]	Some or all of these securities, amounting to $729,268 or 1.6% of net assets, were out on loan to various brokers.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2018, the value amounted to $455,687 or 1.0% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$23,133,525	—	$23,133,525
Municipal Bonds††	—	2,870,849	—	2,870,849
U.S. Government and Agency Obligations†	—	17,367,747	—	17,367,747
Short-Term Investments
Joint Repurchase Agreements	—	759,993	—	759,993
Other Investment Companies	$1,180,814	—	—	1,180,814

Total Investments in Securities	$1,180,814	$44,132,114	—	$45,312,928

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal
	Amount	Value
Municipal Bonds - 97.0%
Arizona - 3.5%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/28	$5,000,000	$5,934,100
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A
5.000%, 10/01/26	15,000,000	17,449,950
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical
5.000%, 01/01/29	6,040,000	7,326,882
Salt River Project Agricultural Improvement & Power District, Series A
5.000%, 12/01/24	5,550,000	6,130,697
Total Arizona		36,841,629
California - 4.4%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,105,163
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/30	1,620,000	1,857,395
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/31	900,000	1,026,666
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/32	1,855,000	2,103,830
State of California
5.000%, 09/01/25	10,000,000	11,844,900
State of California
5.000%, 09/01/29	5,010,000	5,921,369
State of California
5.000%, 08/01/29	7,000,000	8,261,960
State of California
5.000%, 10/01/24	5,000,000	5,852,850
State of California, Series C
5.000%, 09/01/26	7,700,000	9,068,829
Total California		47,042,962
Colorado - 1.2%
City & County of Denver CO. Airport System Revenue, Series A
5.000%, 11/15/23	5,000,000	5,735,750
Regional Transportation District County COPS, Series A
5.000%, 06/01/24	6,000,000	6,752,820
Total Colorado		12,488,570

	Principal
	Amount	Value
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure
5.000%, 08/01/24	$5,340,000	$6,023,306
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/30	10,100,000	11,620,252
Total Connecticut		17,643,558
District of Columbia - 2.3%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C
5.000%, 10/01/24	5,475,000	6,147,549
District of Columbia, Series A
5.000%, 06/01/24	5,000,000	5,793,000
District of Columbia, Series A
5.000%, 06/01/30	5,025,000	5,890,355
Washington Convention & Sports Authority, Series A
5.000%, 10/01/27	5,375,000	6,379,534
Total District of Columbia		24,210,438
Florida - 4.8%
Florida State Board of Education, Series D
5.000%, 06/01/24	6,565,000	7,184,277
Florida’s Turnpike Enterprise, Department of Transportation, Series C
5.000%, 07/01/28	7,075,000	8,390,950
Orange County Health Facilities Authority, Series A
5.000%, 10/01/31	4,515,000	5,133,284
State of Florida, Capital Outlay, Series B
5.000%, 06/01/27	9,045,000	10,412,061
State of Florida, Capital Outlay, Series B
5.000%, 06/01/25	6,065,000	6,757,017
State of Florida, Capital Outlay, Series C
5.000%, 06/01/27	5,555,000	6,633,114
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B
5.000%, 07/01/26	5,780,000	6,339,099
Total Florida		50,849,802
Georgia - 3.6%
Atlanta Water & Wastewater Revenue
5.000%, 11/01/25	5,100,000	5,976,435
Georgia State University & College Improvements, Series A
5.000%, 07/01/24	5,000,000	5,613,850
Georgia State University & College Improvements, Series A
5.000%, 07/01/27	5,450,000	6,074,352

4

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Georgia - 3.6% (continued)
Georgia State University & College Improvements, Series A - Tranche 2
5.000%, 02/01/26	$5,435,000	$6,368,407
State of Georgia, Series C
5.000%, 09/01/23	5,000,000	5,641,500
State of Georgia, Series F
5.000%, 01/01/26	7,015,000	8,373,314
Total Georgia		38,047,858
Idaho - 0.6%
Idaho Housing & Finance Association
5.000%, 07/15/23	5,770,000	6,522,293
Illinois - 3.9%
Chicago O’Hare International Airport, Series B
5.000%, 01/01/28	10,580,000	12,021,948
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue
5.000%, 07/01/27	11,000,000	12,857,460
Illinois State Finance Authority Revenue,
University of Chicago, Series A
5.000%, 10/01/23	5,005,000	5,720,965
Illinois State Toll Highway Authority, Series A
5.000%, 12/01/31	9,275,000	10,623,864
Total Illinois		41,224,237
Indiana - 1.1%
Indiana Finance Authority, Indiana University Health Revenue, Series A
5.000%, 12/01/23	5,115,000	5,852,736
Indiana Finance Authority, Series C
5.000%, 06/01/29	4,750,000	5,806,828
Total Indiana		11,659,564
Iowa - 2.1%
Iowa Finance Authority, Green Bond
5.000%, 08/01/30	15,000,000	18,019,350
State of Iowa, Series A
5.000%, 06/01/25	4,000,000	4,689,040
Total Iowa		22,708,390
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A
5.000%, 10/01/29	5,020,000	5,747,699
Maryland - 5.8%
State of Maryland, Department of Transportation
5.000%, 05/01/23	8,720,000	9,927,284
State of Maryland, Department of Transportation
5.000%, 09/01/29	11,895,000	14,286,371
State of Maryland, Series B
5.000%, 08/01/25	20,715,000	24,512,266

	Principal
	Amount	Value
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/23	$5,475,000	$6,226,882
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/24	5,100,000	5,904,066
Total Maryland		60,856,869
Massachusetts - 7.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A
5.000%, 06/15/24	13,770,000	15,705,098
Commonwealth of Massachusetts, Series A
5.000%, 07/01/25	7,700,000	9,062,900
Commonwealth of Massachusetts, Series B
5.000%, 07/01/23	5,000,000	5,713,700
Massachusetts Development Finance Agency, Partners Healthcare System
5.000%, 07/01/28	8,000,000	9,484,080
Massachusetts School Building Authority, Series A
5.000%, 08/15/25	5,035,000	5,643,329
Massachusetts State Development Finance Agency, Boston College, Series S
5.000%, 07/01/23	5,700,000	6,498,399
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/24	10,300,000	11,335,150
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/26	4,025,000	4,834,105
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/31	6,050,000	7,120,850
Total Massachusetts		75,397,611
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/29	9,950,000	11,402,003
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/34	5,150,000	5,938,053
Michigan State Building Authority Revenue, Series I
5.000%, 04/15/27	5,700,000	6,605,046
State of Michigan
5.000%, 03/15/27	12,640,000	14,992,810
Total Michigan		38,937,912

5

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Minnesota - 1.1%
Minneapolis-St Paul Metropolitan Airports Commission, Series A
5.000%, 01/01/25	$5,000,000	$5,828,550
Minnesota State General Obligation, Series A
5.000%, 08/01/23	5,300,000	5,953,543
Total Minnesota		11,782,093
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A
5.000%, 05/01/29	6,725,000	8,046,530
University of Missouri, Series A
5.000%, 11/01/26	5,495,000	6,388,487
Total Missouri		14,435,017
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/29	6,570,000	7,538,681
New Jersey State Turnpike Authority Revenue, Series 2012 B
5.000%, 01/01/24	2,790,000	3,118,662
New Jersey State Turnpike Authority Revenue, Series A
5.000%, 01/01/33	10,280,000	11,833,514
New Jersey State Turnpike Authority Revenue, Series B
5.000%, 01/01/28	4,010,000	4,791,629
Total New Jersey		27,282,486
New York - 13.4%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond
5.000%, 11/15/33	5,000,000	5,880,100
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A
5.000%, 11/15/24	5,000,000	5,874,400
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,532,071
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/27	5,000,000	5,564,800
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/28	5,000,000	5,764,500
New York City General Obligation, Series C
5.000%, 08/01/24	5,000,000	5,784,250
New York City General Obligation, Series C
5.000%, 08/01/26	5,510,000	6,535,080
New York City General Obligation, Series G
5.000%, 08/01/23	5,000,000	5,697,350

	Principal
	Amount	Value
New York City General Obligation, Series I
5.000%, 08/01/24	$11,485,000	$12,825,414
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-2
5.000%, 08/01/34	5,000,000	5,843,650
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B
5.000%, 02/01/24	5,015,000	5,442,378
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/23	5,000,000	5,736,650
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/26	5,235,000	6,093,802
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/25	7,940,000	8,508,583
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/30	5,370,000	6,195,852
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,744,644
New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	6,330,562
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,700,000	6,769,662
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,395,000	5,943,456
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,624,663
New York State Urban Development Corp., Personal Income Tax Revenue, Series A
5.000%, 03/15/24	5,000,000	5,761,650
Total New York		141,453,517
North Carolina - 3.9%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A
5.000%, 01/01/27	5,025,000	5,839,050
North Carolina State Limited Obligation, Series A
5.000%, 06/01/26	5,000,000	6,003,250
North Carolina State Limited Obligation, Series B
5.000%, 05/01/28	15,020,000	18,011,984
North Carolina State Limited Obligation, Series C
5.000%, 05/01/23	5,020,000	5,715,019
The Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System
5.000%, 01/15/25	5,000,000	5,826,150
Total North Carolina		41,395,453

6

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Ohio - 3.1%
Ohio State General Obligation, Series A
5.000%, 09/01/26	$7,050,000	$8,426,583
Ohio Water Development Authority, Water Pollution Control Loan Fund
5.000%, 06/01/23	5,035,000	5,750,826
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A
5.000%, 06/01/25	10,050,000	11,846,337
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A
5.000%, 12/01/27	5,760,000	6,942,816
Total Ohio		32,966,562
Oklahoma - 1.4%
Grand River Dam Authority, Series A
5.000%, 06/01/28	7,820,000	9,266,856
Oklahoma Turnpike Authority, Series A
5.000%, 01/01/26	5,000,000	5,404,050
Total Oklahoma		14,670,906
Pennsylvania - 1.5%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/32	6,660,000	7,495,630
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue
5.000%, 08/15/26	6,730,000	7,965,023
Total Pennsylvania		15,460,653
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B
5.000%, 09/01/26	7,365,000	8,601,289
Texas - 10.6%
Central Texas Turnpike System Transportation Commission, Series C
5.000%, 08/15/31	11,175,000	12,358,768
City of Austin TX Water & Wastewater System Revenue
5.000%, 11/15/26	5,085,000	6,069,151
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/26	9,300,000	11,015,943
Metropolitan Transit Authority of Harris County Series A
5.000%, 11/01/24	5,035,000	5,853,691
North Texas Municipal Water District Water System Revenue, Refunding And Improvement
5.000%, 09/01/29	5,085,000	5,963,841

	Principal
	Amount	Value
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A
5.000%, 01/01/25	$6,460,000	$7,356,067
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,290,860
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/32	4,000,000	4,601,160
North Texas Tollway Authority, Series A
5.000%, 01/01/26	7,775,000	8,813,273
State of Texas, Transportation Commission Highway Improvements Revenue
5.000%, 04/01/25	4,950,000	5,499,252
State of Texas, Transportation Commission Mobility Fund
5.000%, 10/01/26	10,000,000	11,419,600
Texas A&M University, Financing System, Series E
5.000%, 05/15/28	8,815,000	10,593,426
Texas Transportation Commission Fund, Series A
5.000%, 04/01/27	12,550,000	13,912,051
The University of Texas System, Series H
5.000%, 08/15/26	5,045,000	6,029,582
Total Texas		111,776,665
Virginia - 1.7%
Virginia College Building Authority, Series B
5.000%, 09/01/23	5,350,000	6,110,182
Virginia Public Building Authority, Series B
5.000%, 08/01/25	9,750,000	11,422,320
Total Virginia		17,532,502
Washington - 5.8%
City of Seattle WA Municipal Light & Power Revenue, Series B
5.000%, 02/01/23	4,620,000	4,883,663
County of King WA Sewer Revenue, Series B
5.000%, 01/01/24	3,085,000	3,336,026
Energy Northwest Electric Revenue, Bonneville Power
5.000%, 07/01/25	10,000,000	11,770,000
State of Washington School Improvements, Series C
5.000%, 02/01/28	5,940,000	6,961,977
State of Washington, Series R-2015C
5.000%, 07/01/28	10,000,000	11,468,900
University of Washington, University & College Improvements Revenue, Series A
5.000%, 12/01/32	5,760,000	6,781,709
University of Washington, University & College Improvements Revenue, Series C
5.000%, 07/01/27	7,270,000	8,185,584

7

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Washington - 5.8% (continued)
Washington Health Care Facilities Authority Multicare Health System, Series B
5.000%, 08/15/23	$3,940,000	$4,482,617
Washington Health Care Facilities Authority Providence Health & Services, Series A
5.000%, 10/01/26	3,435,000	3,835,075
Total Washington		61,705,551
Wisconsin - 3.4%
Wisconsin State Revenue, Department of Transportation, Series 1
5.000%, 07/01/25	2,370,000	2,686,869
Wisconsin State Revenue, Department of Transportation, Series 2
5.000%, 07/01/29	20,000,000	23,975,600
Wisconsin State Revenue, Department of Transportation, Series A
5.000%, 07/01/24	5,000,000	5,806,150
Wisconsin State, Series 2
5.000%, 05/01/24	3,570,000	3,966,627
Total Wisconsin		36,435,246
Total Municipal Bonds (Cost $1,041,608,612)		1,025,677,332

	Shares	Value
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62% [1]	20,595,659	$20,595,659
Total Short-Term Investments (Cost $20,595,659)		20,595,659
Total Investments - 98.9% (Cost $1,062,204,271)		1,046,272,991
Other Assets, less Liabilities - 1.1%		11,492,203
Net Assets - 100.0%		$1,057,765,194

[1]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

COPS Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,025,677,332	—	$1,025,677,332
Short-Term Investments
Other Investment Companies	$20,595,659	—	—	20,595,659

Total Investments in Securities	$20,595,659	$1,025,677,332	—	$1,046,272,991

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal
	Amount	Value
Municipal Bonds - 96.1%
California - 6.2%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/47	$4,000,000	$4,382,080
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/42	2,500,000	2,752,625
M-S-R Energy Authority, Natural Gas Revenue, Series C
6.500%, 11/01/39	4,670,000	6,575,593
Total California		13,710,298
Colorado - 1.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008
6.500%, 11/15/38	3,025,000	4,211,889
Connecticut - 2.5%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/38	5,000,000	5,579,450
Florida - 10.9%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A
5.000%, 12/01/44	6,570,000	7,138,502
County of Miami-Dade FL Aviation Revenue, Series B
5.000%, 10/01/40	2,000,000	2,242,280
Martin County Health Facilities Authority, Martin Memorial Medical Center
5.500%, 11/15/42	4,430,000	4,821,036
Miami Beach Health Facilities Authority Mt. Sinai Medical Center
5.000%, 11/15/39	5,220,000	5,567,495
Orange County Health Facilities Authority, Orlando Health Inc., Series A
5.000%, 10/01/39	4,035,000	4,473,282
Total Florida		24,242,595
Illinois - 10.0%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B
5.000%, 01/01/41	2,000,000	2,221,920
Illinois State General Obligation
5.500%, 07/01/38	3,275,000	3,372,268
Illinois State General Obligation, Series D
5.000%, 11/01/26	5,215,000	5,455,359
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A
5.000%, 06/15/42	4,990,000	5,084,211

	Principal
	Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B
5.000%, 06/15/52	$5,910,000	$5,998,946
Total Illinois		22,132,704
Kentucky - 1.3%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc.
5.000%, 10/01/33	2,500,000	2,816,550
Louisiana - 2.7%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation
5.000%, 05/15/47	3,385,000	3,686,705
New Orleans Aviation Board, General Airport North Terminal, Series B
5.000%, 01/01/48	2,000,000	2,208,340
Total Louisiana		5,895,045
Massachusetts - 3.6%
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/48	5,000,000	5,443,450
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,452,972
Total Massachusetts		7,896,422
Michigan - 5.2%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/41	5,340,000	5,910,259
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/37	5,000,000	5,711,400
Total Michigan		11,621,659
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A
5.000%, 09/01/42	3,000,000	3,617,790
New Jersey - 9.4%
New Jersey Economic Development Authority, Series DDD
5.000%, 06/15/42	3,350,000	3,578,939
New Jersey Economic Development Authority, School Facilities Construction
5.000%, 03/01/25	5,205,000	5,578,615
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A
5.125%, 06/15/43	4,450,000	4,632,806
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/43	4,605,000	5,116,662

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
New Jersey - 9.4% (continued)
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes
5.000%, 06/15/27	$1,715,000	$1,907,251
Total New Jersey		20,814,273
New York - 6.2%
New York State Dormitory Authority, The New School Project, Series A
5.000%, 07/01/46	3,030,000	3,379,359
New York Transportation Development Corp., Laguardia Airport Terminal B
5.000%, 07/01/46	8,000,000	8,676,800
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010
6.000%, 12/01/42	1,530,000	1,682,755
Total New York		13,738,914
Oklahoma - 3.5%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,500,000	2,769,600
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.500%, 08/15/52	4,500,000	5,027,355
Total Oklahoma		7,796,955
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/33	2,500,000	2,800,050
Rhode Island - 2.4%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,179,220
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/40	2,985,000	3,209,532
Total Rhode Island		5,388,752
Texas - 16.2%
Central Texas Regional Mobility Authority
5.000%, 01/01/46	3,750,000	4,112,513
Central Texas Regional Mobility Authority
5.000%, 01/01/40	4,550,000	5,025,475
Central Texas Turnpike System, Series C
5.000%, 08/15/42	6,915,000	7,514,461
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A
5.500%, 04/01/53	3,960,000	4,473,018
North Texas Tollway Authority, Second Tier Series B
5.000%, 01/01/48	5,000,000	5,600,500

	Principal
	Amount	Value
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D
6.250%, 12/15/26	$2,050,000	$2,402,641
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	2,400,000	2,623,512
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/45	3,790,000	4,126,931
Total Texas		35,879,051
Virginia - 6.5%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution Revenue
5.000%, 07/01/46	4,755,000	5,301,397
Chesapeake City Expressway Toll Road Revenue, Series 2012 A
5.000%, 07/15/47	3,010,000	3,248,904
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,719,625
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/52	3,000,000	3,256,260
Total Virginia		14,526,186
West Virginia - 2.5%
West Virginia Hospital Finance Authority, WV United Health System Obligation
5.500%, 06/01/44	5,000,000	5,537,850
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group
5.000%, 08/15/39	4,535,000	4,952,492
Total Municipal Bonds (Cost $210,736,844)		213,158,925

	Shares
Short-Term Investments - 6.0%
Other Investment Companies - 6.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62% [1]	13,289,684	13,289,684
Total Short-Term Investments (Cost $13,289,684)		13,289,684
Total Investments - 102.1% (Cost $224,026,528)		226,448,609
Other Assets, less Liabilities - (2.1)%		(4,662,442)
Net Assets - 100.0%		$221,786,167

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$213,158,925	—	$213,158,925
Short-Term Investments
Other Investment Companies	$13,289,684	—	—	13,289,684

Total Investments in Securities	$13,289,684	$213,158,925	—	$226,448,609

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 13.8%
Five Below, Inc.*	139,773	$10,250,952
Grand Canyon Education, Inc.*	157,827	16,559,209
Helen of Troy, Ltd.*	39,739	3,457,293
Hibbett Sports, Inc.*	93,866	2,248,090
Installed Building Products, Inc.*	110,136	6,613,667
Lithia Motors, Inc., Class A	93,142	9,362,634
Oxford Industries, Inc.	68,143	5,080,742
Texas Roadhouse, Inc.	193,351	11,171,821
Tupperware Brands Corp.	70,316	3,401,888
Wolverine World Wide, Inc.	166,936	4,824,450
Total Consumer Discretionary		72,970,746
Consumer Staples - 3.1%
Central Garden & Pet Co.*,1	102,739	4,417,777
Performance Food Group Co.*	281,602	8,405,820
WD-40 Co.	28,832	3,797,174
Total Consumer Staples		16,620,771
Energy - 2.7%
Dril-Quip, Inc.*	56,069	2,511,891
Forum Energy Technologies, Inc.*,1	194,466	2,139,126
Matador Resources Co.*	328,770	9,833,511
Total Energy		14,484,528
Financials - 16.8%
Ameris Bancorp	166,579	8,812,029
AMERISAFE, Inc.	93,792	5,182,008
Cathay General Bancorp	240,434	9,612,551
Cohen & Steers, Inc.	132,333	5,380,660
Glacier Bancorp, Inc.	206,487	7,924,971
IBERIABANK Corp.	66,828	5,212,584
Meridian Bancorp, Inc.	199,861	4,027,199
Pacific Premier Bancorp, Inc.*	103,761	4,171,192
PRA Group, Inc.*,1	106,698	4,054,524
ProAssurance Corp.	102,400	4,971,520
Stifel Financial Corp.	129,366	7,662,348
Texas Capital Bancshares, Inc.*	102,246	9,191,916
United Bankshares, Inc. [1]	151,835	5,352,184
Webster Financial Corp.[1]	135,028	7,480,551
Total Financials		89,036,237
Health Care - 16.1%
Cambrex Corp.*	84,401	4,414,172
Cantel Medical Corp.	75,804	8,445,324
Catalent, Inc.*	243,727	10,007,431

	Shares	Value
Cotiviti Holdings, Inc.*	167,261	$5,760,469
Diplomat Pharmacy, Inc.*,1	243,137	4,899,210
Globus Medical, Inc., Class A*	232,032	11,559,834
ICU Medical, Inc.*	68,217	17,217,971
Impax Laboratories, Inc.*	270,214	5,255,662
Medidata Solutions, Inc.*	110,503	6,940,693
Syneos Health, Inc.*	149,894	5,321,237
Wright Medical Group, N.V. (Netherlands)*,1	269,921	5,355,233
Total Health Care		85,177,236
Industrials - 15.9%
AAR Corp.	122,333	5,396,109
Alamo Group, Inc.	45,585	5,009,791
Healthcare Services Group, Inc.	181,172	7,877,358
Heartland Express, Inc.	279,842	5,034,357
ICF International, Inc.	95,889	5,604,712
John Bean Technologies Corp.	50,969	5,779,885
Mobile Mini, Inc.	113,982	4,958,217
Patrick Industries, Inc.*	106,362	6,578,490
Primoris Services Corp.	212,416	5,306,152
RBC Bearings, Inc.*	59,389	7,376,114
Ritchie Bros. Auctioneers, Inc. (Canada)	208,440	6,559,607
Sun Hydraulics Corp.	137,899	7,385,870
Universal Forest Products, Inc.	183,873	5,966,679
US Ecology, Inc.	102,966	5,488,088
Total Industrials		84,321,429
Information Technology - 15.7%
Blackbaud, Inc.	90,727	9,236,916
EPAM Systems, Inc.*	95,029	10,882,721
ExlService Holdings, Inc.*	105,046	5,858,415
HubSpot, Inc.*	96,208	10,419,326
LogMeIn, Inc.	117,350	13,559,793
MACOM Technology Solutions Holdings, Inc.*,1	155,991	2,589,451
Power Integrations, Inc.	88,881	6,075,016
Proofpoint, Inc.*	58,001	6,591,814
Rogers Corp.*	26,981	3,225,309
Silicon Laboratories, Inc.*	87,100	7,830,290
Tyler Technologies, Inc.*,1	34,555	7,289,723
Total Information Technology		83,558,774
Materials - 5.3%
Balchem Corp.	67,503	5,518,370
Compass Minerals International, Inc.[1]	56,089	3,382,167
KapStone Paper and Packaging Corp.	176,474	6,054,823
PolyOne Corp.	193,135	8,212,100

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.3% (continued)
Silgan Holdings, Inc.	186,815	$5,202,798
Total Materials		28,370,258
Real Estate - 5.6%
Education Realty Trust, Inc., REIT	202,138	6,620,020
National Health Investors, Inc., REIT	75,700	5,093,853
Pebblebrook Hotel Trust, REIT	174,830	6,005,411
QTS Realty Trust, Inc., Class A, REIT	153,542	5,561,291
STAG Industrial, Inc., REIT	260,098	6,221,544
Total Real Estate		29,502,119
Utilities - 2.5%
IDACORP, Inc.	70,257	6,201,585
NorthWestern Corp.	128,516	6,914,161
Total Utilities		13,115,746
Total Common Stocks (Cost $409,050,794)		517,157,844

	Principal Amount
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 3.1%[2]
Bank of Montreal, dated 03/29/18, due 04/02/18, 1.760% total to be received $812,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/26/18 - 09/09/49, totaling $828,750)	$812,500	812,500
Daiwa Capital Markets America, dated 03/29/18,due 04/02/18, 1.810% total to be received $3,864,040 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $3,940,528)	3,863,263	3,863,263

	Principal Amount	Value
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $3,864,044 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $3,940,546)	$3,863,263	$3,863,263
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $3,864,044 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $3,940,528)	3,863,263	3,863,263
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $3,864,201 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $3,954,387)	3,863,300	3,863,300
Total Joint Repurchase Agreements		16,265,589

	Shares
Other Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	10,712,189	10,712,189
Total Short-Term Investments (Cost $26,977,778)		26,977,778
Total Investments - 102.6% (Cost $436,028,572)		544,135,622
Other Assets, less Liabilities - (2.6)%		(13,933,764)
Net Assets - 100.0%		$530,201,858

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $14,636,623 or 2.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

13

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$517,157,844	—	—	$517,157,844
Short-Term Investments
Joint Repurchase Agreements	—	$16,265,589	—	16,265,589
Other Investment Companies	10,712,189	—	—	10,712,189

Total Investments in Securities	$527,870,033	$16,265,589	—	$544,135,622

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 12.4%
BJ’s Restaurants, Inc.[1]	26,021	$1,168,343
Burlington Stores, Inc.*	16,970	2,259,556
Carter’s, Inc.	12,230	1,273,143
Cavco Industries, Inc.*	10,338	1,796,228
Dorman Products, Inc.*	20,472	1,355,451
Five Below, Inc.*	21,620	1,585,611
Horizon Global Corp.*	42,141	347,242
Lithia Motors, Inc., Class A	12,522	1,258,711
The Michaels Cos., Inc.*	49,372	973,122
Polaris Industries, Inc.[1]	14,831	1,698,446
Pool Corp.	8,086	1,182,335
Tupperware Brands Corp.	12,788	618,683
Total Consumer Discretionary		15,516,871
Consumer Staples - 1.3%
PriceSmart, Inc.[1]	20,180	1,686,039
Energy - 3.6%
Callon Petroleum Co.*,1	118,416	1,567,828
Dril-Quip, Inc.*,1	10,181	456,109
Matador Resources Co.*	43,577	1,303,388
QEP Resources, Inc.*	52,490	513,877
Superior Energy Services, Inc.*	74,580	628,709
Total Energy		4,469,911
Financials - 15.6%
Artisan Partners Asset Management, Inc., Class A	21,667	721,511
BankUnited, Inc.	33,252	1,329,415
Glacier Bancorp, Inc.	31,590	1,212,424
James River Group Holdings, Ltd. (Bermuda)	33,352	1,182,996
MarketAxess Holdings, Inc.	16,082	3,496,870
Pinnacle Financial Partners, Inc.	17,988	1,154,830
ProAssurance Corp.	25,700	1,247,735
Signature Bank*	14,120	2,004,334
SVB Financial Group*	12,393	2,974,444
Texas Capital Bancshares, Inc.*	15,658	1,407,654
Webster Financial Corp.	26,606	1,473,972
Western Alliance Bancorp*	23,384	1,358,844
Total Financials		19,565,029
Health Care - 11.9%
Acadia Healthcare Co., Inc.*	27,492	1,077,137
Alkermes PLC (Ireland)*	22,524	1,305,491
Catalent, Inc.*	43,845	1,800,276
ICU Medical, Inc.*	9,148	2,308,955

	Shares	Value
IDEXX Laboratories, Inc.*	7,295	$1,396,190
Impax Laboratories, Inc.*	41,326	803,791
K2M Group Holdings, Inc.*	36,195	685,895
Premier, Inc., Class A*	46,403	1,452,878
STERIS PLC (United Kingdom)	21,745	2,030,113
West Pharmaceutical Services, Inc.	23,398	2,065,809
Total Health Care		14,926,535
Industrials - 16.7%
Exponent, Inc.	29,560	2,324,894
Gardner Denver Holdings, Inc.*	53,526	1,642,178
Graco, Inc.	30,894	1,412,474
Hexcel Corp.	22,115	1,428,408
Lincoln Electric Holdings, Inc.	15,651	1,407,807
The Middleby Corp.*	9,467	1,171,920
Nordson Corp.	12,404	1,691,161
RBC Bearings, Inc.*	16,318	2,026,695
Ritchie Bros. Auctioneers, Inc. (Canada)	44,781	1,409,258
Schneider National, Inc., Class B	52,861	1,377,558
The Toro Co.	36,084	2,253,446
Wabtec Corp. [1]	22,540	1,834,756
WageWorks, Inc.*	21,340	964,568
Total Industrials		20,945,123
Information Technology - 20.5%
ANSYS, Inc.*	9,579	1,500,934
Blackbaud, Inc.	13,136	1,337,376
Booz Allen Hamilton Holding Corp.	47,366	1,834,012
Cognex Corp.	34,634	1,800,622
CoStar Group, Inc.*	7,097	2,573,940
Gartner, Inc.*	21,515	2,530,594
LogMeIn, Inc.	15,911	1,838,516
Power Integrations, Inc.	14,990	1,024,567
Rapid7, Inc.*	34,808	890,041
Silicon Laboratories, Inc.*	15,196	1,366,120
SS&C Technologies Holdings, Inc.	37,382	2,005,170
Tyler Technologies, Inc.*,1	11,939	2,518,651
The Ultimate Software Group, Inc.*	5,684	1,385,191
Zebra Technologies Corp., Class A*	22,543	3,137,760
Total Information Technology		25,743,494
Materials - 5.8%
AptarGroup, Inc.	10,541	946,898
Berry Global Group, Inc.*	22,440	1,229,936
Eagle Materials, Inc.	12,155	1,252,573
Quaker Chemical Corp.	10,437	1,546,033

15

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.8% (continued)
RPM International, Inc.	48,828	$2,327,631
Total Materials		7,303,071
Real Estate - 8.0%
American Campus Communities, Inc., REIT	49,516	1,912,308
CoreSite Realty Corp., REIT	13,026	1,305,987
Easterly Government Properties, Inc., REIT	64,471	1,315,208
Mid-America Apartment Communities, Inc., REIT	12,002	1,095,062
Physicians Realty Trust, REIT	84,531	1,316,148
Summit Hotel Properties, Inc., REIT	101,781	1,385,239
Sun Communities, Inc., REIT	18,178	1,660,924
Total Real Estate		9,990,876
Utilities - 2.0%
OGE Energy Corp.	36,343	1,190,960
Portland General Electric Co.	31,272	1,266,829
Total Utilities		2,457,789
Total Common Stocks (Cost $125,516,799)		122,604,738

	Principal Amount
Short-Term Investments - 7.1%
Joint Repurchase Agreements - 5.0%[2]
BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $310,977 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $317,133)	$310,915	310,915
Daiwa Capital Markets America, dated 03/29/18,due 04/02/18, 1.810% total to be received $1,478,343 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $1,507,607)	1,478,046	1,478,046

	Principal
	Amount	Value
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.780% total to be received $1,478,338 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 05/15/18 - 01/15/37, totaling $1,512,996)	$1,478,046	$1,478,046
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $1,478,345 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $1,507,614)	1,478,046	1,478,046
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,478,345 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $1,507,607)	1,478,046	1,478,046
Total Joint Repurchase Agreements		6,223,099

	Shares
Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	2,661,836	2,661,836
Total Short-Term Investments (Cost $8,884,935)		8,884,935
Total Investments - 104.9% (Cost $134,401,734)		131,489,673
Other Assets, less Liabilities - (4.9)%		(6,090,542)
Net Assets - 100.0%		$125,399,131

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,239,966 or 5.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

16

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$122,604,738	—	—	$122,604,738
Short-Term Investments
Joint Repurchase Agreements	—	$6,223,099	—	6,223,099
Other Investment Companies	2,661,836	—	—	2,661,836

Total Investments in Securities	$125,266,574	$6,223,099	—	$131,489,673

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

17

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

18

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

19

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: May 29, 2018